UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02405, 811-09739 and 811-21434

Name of Fund: BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2012

Date of reporting period: 12/31/2011

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2011 (Unaudited)	BlackRock Balanced Capital Fund, Inc.
(Percentages shown are based on Net Assets)

Mutual Funds		Value
Master Large Cap Core Portfolio of Master Large Cap Series LLC		$609,814,279
Master Total Return Portfolio of Master Bond LLC		441,197,091
Total Mutual Funds (Cost – $996,700,787) – 99.7%		1,051,011,370

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (a)(b)
Total Short-Term Securities (Cost - $6,785,720) – 0.6%	6,785,720	6,785,720
Total Investments (Cost - $1,003,486,507) – 100.3%		1,057,797,090
Liabilities in Excess of Other Assets– (0.3)%		(3,350,061)
Net Assets – 100.0%		$1,054,447,029

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, are as follows:

Affiliate	Shares Held at September 30, 2011	Net Activity	Shares Held at December 31, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	4,080,774	2,704,946	6,785,720	$1,287

(b)	Represents the current yield as of report date.

BlackRock Balanced Capital Fund, Inc. (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC (collectively the “Master Portfolios”), which have the same investment objective and strategies as the Fund. As of December 31, 2011, the value of the investment and the percentage owned by the Fund of Master Large Cap Core Portfolio and Master Total Return Portfolio was $609,814,279 and $441,197,091, respectively and 24.8% and 11.8%, respectively.

•

The Fund records its investments in the Master Portfolios at fair value. The Fund’s investments in the Master Portfolios are valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolios.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in their annual report.

BLACKROCK BALANCED CAPITAL FUND, INC.	DECEMBER 31, 2011	1

Schedule of Investments (concluded)	BlackRock Balanced Capital Fund, Inc.

The following table summarizes the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Mutual Funds	—	$1,051,011,370	—	$1,051,011,370
Short-Term Securities	$6,785,720	—	—	6,785,720
Total	$6,785,720	$1,051,011,370	—	$1,057,797,090

2	BLACKROCK BALANCED CAPITAL FUND, INC.	DECEMBER 31, 2011

Schedule of Investments December 31, 2011 (Unaudited)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Discretionary — 15.5%
Diversified Consumer Services — 2.4%
Apollo Group, Inc., Class A (a)	480,000	$25,857,600
Career Education Corp. (a)(b)	820,000	6,535,400
ITT Educational Services, Inc. (a)(b)	460,000	26,169,400
		58,562,400
Internet & Catalog Retail — 1.0%
Expedia, Inc.	860,000	24,957,200
Leisure Equipment & Products — 1.0%
Polaris Industries, Inc.	430,000	24,071,400
Media — 3.3%
CBS Corp., Class B	1,040,000	28,225,600
DISH Network Corp., Class A	930,000	26,486,400
Time Warner Cable, Inc.	440,000	27,970,800
		82,682,800
Multiline Retail — 0.6%
Dillard’s, Inc., Class A	350,000	15,708,000
Specialty Retail — 7.2%
AutoZone, Inc. (a)	30,000	9,749,100
Bed Bath & Beyond, Inc. (a)	200,000	11,594,000
Best Buy Co., Inc.	1,130,000	26,408,100
Chico’s FAS, Inc.	600,000	6,684,000
Foot Locker, Inc.	1,000,000	23,840,000
GameStop Corp., Class A (a)(b)	920,000	22,199,600
Limited Brands, Inc.	630,000	25,420,500
PetSmart, Inc.	520,000	26,670,800
Williams-Sonoma, Inc.	640,000	24,640,000
		177,206,100
Total Consumer Discretionary		383,187,900
Consumer Staples — 11.2%
Beverages — 3.2%
The Coca-Cola Co.	20,000	1,399,400
Coca-Cola Enterprises, Inc.	1,050,000	27,069,000
Constellation Brands, Inc., Class A (a)	1,230,000	25,424,100
Dr. Pepper Snapple Group, Inc.	660,000	26,056,800
		79,949,300
Food & Staples Retailing — 1.1%
The Kroger Co.	1,130,000	27,368,600
Safeway, Inc.	20,000	420,800
		27,789,400
Food Products — 2.1%
ConAgra Foods, Inc.	1,080,000	28,512,000
Smithfield Foods, Inc. (a)(b)	990,000	24,037,200
		52,549,200
Household Products — 0.5%
The Procter & Gamble Co.	170,000	11,340,700
Personal Products — 1.1%
Herbalife Ltd. (a)	500,000	25,835,000

Common Stocks	Shares	Value
Consumer Staples (concluded)
Tobacco — 3.2%
Lorillard, Inc.	240,000	$27,360,000
Philip Morris International, Inc.	660,000	51,796,800
		79,156,800
Total Consumer Staples		276,620,400
Energy — 8.2%
Oil, Gas & Consumable Fuels — 8.2%
Chevron Corp.	190,000	20,216,000
Exxon Mobil Corp.	670,000	56,789,200
HollyFrontier Corp.	880,000	20,592,000
Marathon Oil Corp.	1,040,000	30,440,800
Murphy Oil Corp.	330,000	18,394,200
Tesoro Corp. (a)(b)	1,160,000	27,097,600
Valero Energy Corp.	1,300,000	27,365,000
Total Energy		200,894,800
Financials — 4.3%
Consumer Finance — 1.3%
Capital One Financial Corp.	120,000	5,074,800
Discover Financial Services, Inc.	1,100,000	26,400,000
		31,474,800
Diversified Financial Services — 1.0%
The NASDAQ OMX Group, Inc. (a)	1,030,000	25,245,300
Insurance — 2.0%
Allied World Assurance Co., Holdings AG	110,000	6,922,300
American Financial Group, Inc.	130,000	4,795,700
Arch Capital Group Ltd. (a)	100,000	3,723,000
Assurant, Inc.	620,000	25,457,200
Berkshire Hathaway, Inc., Class B (a)	30,000	2,289,000
Reinsurance Group of America, Inc.	100,000	5,225,000
		48,412,200
Total Financials		105,132,300
Health Care — 21.7%
Biotechnology — 4.0%
Amgen, Inc.	550,000	35,315,500
Biogen Idec, Inc. (a)	260,000	28,613,000
Gilead Sciences, Inc. (a)	510,000	20,874,300
Myriad Genetics, Inc. (a)	610,000	12,773,400
		97,576,200
Health Care Providers & Services — 10.0%
AMERIGROUP Corp. (a)(b)	460,000	27,176,800
Aetna, Inc.	680,000	28,689,200
AmerisourceBergen Corp.	700,000	26,033,000
Cardinal Health, Inc.	460,000	18,680,600
Cigna Corp.	600,000	25,200,000
Coventry Health Care, Inc. (a)	810,000	24,599,700
Health Management Associates, Inc., Class A (a)	1,530,000	11,276,100

MASTER LARGE CAP SERIES LLC	DECEMBER 31, 2011	1

Schedule of Investments (continued)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care (concluded)
Health Care Providers & Services (concluded)
Health Net, Inc. (a)	180,000	$5,475,600
Humana, Inc.	190,000	16,645,900
UnitedHealth Group, Inc.	670,000	33,955,600
WellPoint, Inc.	440,000	29,150,000
		246,882,500
Pharmaceuticals — 7.7%
Abbott Laboratories	400,000	22,492,000
Bristol-Myers Squibb Co.	1,040,000	36,649,600
Eli Lilly & Co.	800,000	33,248,000
Forest Laboratories, Inc. (a)	870,000	26,326,200
Johnson & Johnson	160,000	10,492,800
Pfizer, Inc.	2,640,000	57,129,600
Warner Chilcott Plc, Class A (a)	290,000	4,387,700
		190,725,900
Total Health Care		535,184,600
Industrials — 6.4%
Aerospace & Defense — 3.8%
General Dynamics Corp.	430,000	28,556,300
L-3 Communications Holdings, Inc.	100,000	6,668,000
Lockheed Martin Corp.	350,000	28,315,000
Northrop Grumman Corp.	490,000	28,655,200
		92,194,500
Commercial Services & Supplies — 0.1%
Corrections Corp. of America (a)	130,000	2,648,100
Construction & Engineering — 1.2%
Chicago Bridge & Iron Co. NV	530,000	20,034,000
URS Corp. (a)	290,000	10,184,800
		30,218,800
Industrial Conglomerates — 0.9%
General Electric Co.	670,000	11,999,700
Tyco International Ltd.	210,000	9,809,100
		21,808,800
Machinery — 0.4%
AGCO Corp. (a)	180,000	7,734,600
ITT Corp.	140,000	2,706,200
		10,440,800
Total Industrials		157,311,000
Information Technology — 22.9%
Communications Equipment — 1.1%
Motorola Solutions, Inc.	600,000	27,774,000
Computers & Peripherals — 6.1%
Apple, Inc. (a)	120,000	48,600,000
Dell, Inc. (a)	1,990,000	29,113,700
Lexmark International, Inc., Class A	760,000	25,133,200
Seagate Technology	1,400,000	22,960,000
Western Digital Corp. (a)	810,000	25,069,500
		150,876,400

Common Stocks	Shares	Value
Information Technology (concluded)
Electronic Equipment, Instruments & Components — 1.4%
Tech Data Corp. (a)(b)	300,000	$14,823,000
Vishay Intertechnology, Inc. (a)(b)	2,050,000	18,429,500
		33,252,500
Internet Software & Services — 0.5%
Google, Inc., Class A (a)	10,000	6,459,000
IAC/InterActiveCorp.	110,000	4,686,000
		11,145,000
IT Services — 2.4%
DST Systems, Inc.	10,000	455,200
International Business Machines Corp.	110,000	20,226,800
Lender Processing Services, Inc.	60,000	904,200
SAIC, Inc. (a)	730,000	8,971,700
The Western Union Co.	1,560,000	28,485,600
		59,043,500
Semiconductors & Semiconductor Equipment — 7.2%
Applied Materials, Inc.	2,110,000	22,598,100
Avago Technologies Ltd.	710,000	20,490,600
Fairchild Semiconductor International, Inc. (a)	1,450,000	17,458,000
LSI Corp. (a)	4,170,000	24,811,500
Maxim Integrated Products, Inc.	1,010,000	26,300,400
Nvidia Corp. (a)	1,700,000	23,562,000
Novellus Systems, Inc. (a)	420,000	17,341,800
Xilinx, Inc.	810,000	25,968,600
		178,531,000
Software — 4.2%
Activision Blizzard, Inc.	1,800,000	22,176,000
Cadence Design Systems, Inc. (a)(b)	2,390,000	24,856,000
Fortinet, Inc. (a)	810,000	17,666,100
Microsoft Corp.	500,000	12,980,000
Symantec Corp. (a)	1,680,000	26,292,000
		103,970,100
Total Information Technology		564,592,500
Materials — 4.2%
Chemicals — 1.2%
CF Industries Holdings, Inc.	200,000	28,996,000
Paper & Forest Products — 3.0%
Domtar Corp.	330,000	26,386,800
International Paper Co.	920,000	27,232,000
MeadWestvaco Corp.	670,000	20,066,500
		73,685,300
Total Materials		102,681,300
Telecommunication Services — 1.9%
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	330,000	9,979,200

MASTER LARGE CAP SERIES LLC	DECEMBER 31, 2011	2

Schedule of Investments (continued)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Telecommunication Services (concluded)
Diversified Telecommunication Services (concluded)
Level 3 Communications, Inc. (a)(b)	590,000	$10,024,100
		20,003,300
Wireless Telecommunication Services — 1.1%
MetroPCS Communications, Inc. (a)	3,000,000	26,040,000
Total Telecommunication Services		46,043,300
Utilities — 3.7%
Independent Power Producers & Energy Traders — 2.6%
The AES Corp. (a)	2,290,000	27,113,600
Constellation Energy Group, Inc.	420,000	16,661,400
NRG Energy, Inc. (a)	1,200,000	21,744,000
		65,519,000
Multi-Utilities — 1.1%
Ameren Corp.	790,000	26,172,700
Total Utilities		91,691,700
Total Long-Term Investments (Cost – $2,187,911,809) – 100.0%		2,463,339,800

Short-Term Securities	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.22% (c) (d) (e)	$91,313	91,312,972
Total Short-Term Securities (Cost – $91,312,972) – 3.7%		91,312,972

Total Investments (Cost — $2,279,224,781*) – (103.7%)		2,554,652,772
Liabilities in Excess of Other Assets – (3.7)%		(91,113,942)
Net Assets – 100.0%		$2,463,538,830

*	As of December 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate Cost	$2,285,983,046
Gross unrealized appreciation	$358,558,306
Gross unrealized depreciation	(89,888,580)
Net unrealized appreciation	$268,669,726

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2011,	Net Activity	Shares/ Beneficial Interest Held at December 31, 2011	Income
BlackRock Liquidity Funds, Tempfund, Institutional Class	—	—	—	$132
BlackRock Liquidity Series, LLC Money Market Series	$72,082,895	$19,230,077	$91,312,972	$167,493

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

MASTER LARGE CAP SERIES LLC	DECEMBER 31, 2011	3

Schedule of Investments (continued)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Portfolio’s perceived risk of investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

MASTER LARGE CAP SERIES LLC	DECEMBER 31, 2011	4

Schedule of Investments (concluded)	Master Large Cap Core Portfolio

The following table summarizes the inputs used as of December 31, 2011 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$2,463,339,800	—	—	$2,463,339,800
Short-Term Securities	—	$91,312,972	—	91,312,972
Total	$2,463,339,800	$91,312,972	—	$2,554,652,772

[1]	See above Schedule of Investments for values in each sector and industry.

MASTER LARGE CAP SERIES LLC	DECEMBER 31, 2011	5

Schedule of Investments December 31, 2011 (Unaudited)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
321 Henderson Receivables I LLC (a):
Series 2010-1A, Class A, 5.56%, 7/15/59	USD	8,783	$9,495,390
Series 2010-2A, Class A, 4.07%, 1/15/48		4,488	4,636,352
Series 2010-3A, Class A, 3.82%, 12/15/48		8,626	8,496,791
ACE Securities Corp. (b):
Series 2003-OP1, Class A2, 1.01%, 12/25/33		581	445,921
Series 2006-CW1, Class A2C, 0.43%, 7/25/36		1,680	857,729
AmeriCredit Automobile Receivables Trust, Series 2011-5, Class C, 3.44%, 10/08/17		4,050	4,058,472
Bear Stearns Asset-Backed Securities Trust, Series 2006-HE10, Class 21A1, 0.36%, 12/25/36 (b)		2,661	2,483,569
Capital One Multi-Asset Execution Trust, Series 4-3C, 6.63%, 6/17/14 (b)	GBP	3,400	5,361,996
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A1, 0.34%, 1/25/37 (b)	USD	27	26,578
Citibank Omni Master Trust (a):
Series 2009-A17, Class A17, 4.90%, 11/15/18		8,360	9,092,616
Series 2009-A8, Class A8, 2.38%, 5/16/16 (b)		26,370	26,531,959
Countrywide Asset-Backed Certificates (b):
Series 2003-BC3, Class A2, 0.91%, 9/25/33		696	562,060
Series 2004-5, Class A, 0.74%, 10/25/34		1,052	890,045
Series 2006-13, Class 3AV2, 0.44%, 1/25/37		2,187	1,369,473
Series 2006-17, Class 2A2, 0.44%, 3/25/47		1,094	644,851
Series 2007-1, Class 2A1, 0.34%, 7/25/37		100	95,080
Series 2007-11, Class 2A1, 0.35%, 6/25/47		16	15,333
Series 2007-12, Class 2A1, 0.64%, 8/25/47		62	58,439
DT Auto Owner Trust (a):
Series 2011-2A, Class B, 2.12%, 2/16/16		3,899	3,895,059
Series 2011-3A, Class C, 4.03%, 2/15/17		2,460	2,455,099
Fannie Mae Mortgage-Backed Securities, Series 2003-W5, Class A, 0.51%, 4/25/33 (b)		13	11,984
Globaldrive BV, Series 2008-2, Class A, 4.00%, 10/20/16	EUR	2,453	3,192,911

Asset-Backed Securities	Par (000)		Value
GSAA Home Equity Trust, Series 2006-5, Class 2A1, 0.36%, 3/25/36 (b)	USD	33	$12,796
Home Equity Asset Trust, Series 2007-2, Class 2A1, 0.40%, 7/25/37 (b)		114	111,497
Morgan Stanley ABS Capital I, Series 2005-HE1, Class A2MZ, 0.59%, 12/25/34 (b)		820	687,654
Nelnet Student Loan Trust, Series 2006-1, Class A5, 0.61%, 8/23/27 (b)		6,505	6,014,719
New Century Home Equity Loan Trust, Series 2005-2, Class A2MZ, 0.55%, 6/25/35 (b)		2,543	2,390,115
Option One Mortgage Loan Trust, Series 2003-4, Class A2, 0.93%, 7/25/33 (b)		1,738	1,370,378
RAAC, Series 2005-SP2, Class 2A, 0.59%, 6/25/44 (b)		6,333	4,034,697
Residential Asset Securities Corp., Series 2003-KS5, Class AIIB, 0.87%, 7/25/33 (b)		757	469,547
Santander Consumer Acquired Receivables Trust (a):
Series 2011-S1A, Class B, 1.66%, 8/15/16		6,617	6,555,561
Series 2011-S1A, Class C, 2.01%, 8/15/16		5,255	5,162,986
Series 2011-WO, Class C, 3.19%, 10/15/15		6,580	6,645,142
Santander Drive Auto Receivables Trust:
Series 2010-2, Class B, 2.24%, 12/15/14		8,380	8,358,043
Series 2010-2, Class C, 3.89%, 7/17/17		9,885	9,890,696
Series 2010-B, Class B, 2.10%, 9/15/14 (a)		7,668	7,654,051
Series 2010-B, Class C, 3.02%, 10/17/16 (a)		8,015	7,945,668
Series 2011-S1A, Class B, 1.48%, 5/15/17 (a)		6,089	6,023,290
Series 2011-S1A, Class D, 3.10%, 5/15/17 (a)		4,608	4,567,599
Scholar Funding Trust, Series 2011-A, Class A, 1.32%, 10/28/43 (a)(b)		6,336	6,071,511
SLM Student Loan Trust (b):
Series 2004-B, Class A2, 0.75%, 6/15/21		6,397	6,129,668
Series 2008-5, Class A3, 1.72%, 1/25/18		4,285	4,351,940
Series 2008-5, Class A4, 2.12%, 7/25/23		4,690	4,813,225
Small Business Administration:
Series 2002-P10, Class 1, 5.20%, 8/10/12		78	80,083

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2011	1

Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Small Business Administration (concluded):
Series 2003-P10A, Class 1, 4.52%, 2/10/13	USD	9	$9,237
Series 2004-P10, Class 1, 4.50%, 2/10/14		195	201,098
Soundview Home Equity Loan Trust, Series 2006-EQ1, Class A2, 0.40%, 10/25/36 (b)		145	142,251
Structured Asset Securities Corp.:
Series 2003-Al2, Class A, 3.36%, 1/25/31 (a)		1,364	1,246,875
Series 2004-23XS, Class 2A1, 0.59%, 1/25/35 (b)		2,241	1,440,896
Series 2005-GEL2, Class A, 0.57%, 4/25/35 (b)		754	674,576
Series 2006-BC6, Class A2, 0.37%, 1/25/37 (b)		1,693	1,665,328
Series 2007-BC1, Class A2, 0.34%, 2/25/37 (b)		390	377,243
Total Asset-Backed Securities – 5.1%			189,776,077

Corporate Bonds
Aerospace & Defense — 0.1%
Finmeccanica Finance SA, 5.25%, 1/21/22	EUR	2,200	1,923,881
Air Freight & Logistics — 0.1%
PostNL NV, 5.38%, 11/14/17		3,500	4,540,739
Auto Components — 0.1%
BorgWarner, Inc., 4.63%, 9/15/20	USD	2,925	3,108,164
Biotechnology — 0.2%
Amgen, Inc.:
4.38%, 12/05/18	EUR	512	699,255
5.50%, 12/07/26	GBP	361	584,617
Eutelsat SA, 5.00%, 1/14/19	EUR	700	914,246
Gilead Sciences, Inc., 4.40%, 12/01/21	USD	6,350	6,722,694
			8,920,812
Capital Markets — 1.8%
CDP Financial, Inc. (a):
3.00%, 11/25/14		7,550	7,851,366
4.40%, 11/25/19		10,420	11,306,086
Credit Suisse AG:
2.60%, 5/27/16 (a)		6,330	6,414,752
5.40%, 1/14/20		2,820	2,659,725
Credit Suisse Group Finance US, Inc., 3.63%, 9/14/20 (b)	EUR	1,160	1,282,192
Deutsche Bank AG, 3.63%, 3/09/17 (b)		2,850	2,950,847
The Goldman Sachs Group, Inc., 5.25%, 7/27/21	USD	5,575	5,438,636

Corporate Bonds	Par (000)		Value
Capital Markets (concluded)
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17 (c)(d)	USD	7,360	$736
Morgan Stanley:
2.95%, 5/14/13 (b)		17,250	16,563,829
4.00%, 7/24/15		4,450	4,172,996
5.50%, 7/28/21		10,260	9,486,755
			68,127,920
Chemicals — 0.6%
CF Industries, Inc., 7.13%, 5/01/20		6,863	8,115,497
The Dow Chemical Co., 4.13%, 11/15/21		3,570	3,661,820
Lyondell Chemical Co., 11.00%, 5/01/18		5,982	6,535,678
LyondellBasell Industries NV, 6.00%, 11/15/21 (a)		2,425	2,515,938
Nova Chemicals Corp., 8.38%, 11/01/16		2,500	2,725,000
			23,553,933
Commercial Banks — 4.8%
ABN Amro Bank NV, 6.38%, 4/27/21	EUR	880	1,037,615
Bank of India, 6.25%, 2/16/21	USD	9,670	9,236,436
Barclays Bank Plc, 6.00%, 1/14/21	EUR	4,700	5,061,463
CIT Group, Inc.:
7.00%, 5/01/17	USD	5,068	5,068,270
7.00%, 5/02/17 (a)		790	789,013
Commerzbank AG, 6.38%, 3/22/19	EUR	2,500	2,294,033
Corporacion Andina de Fomento, 6.88%, 3/15/12	USD	5,125	5,168,470
Discover Bank:
8.70%, 11/18/19		525	598,597
7.00%, 4/15/20		5,720	5,984,653
DnB NOR Boligkreditt, 2.10%, 10/14/15 (a)		38,815	38,500,482
Eksportfinans ASA:
0.58%, 4/05/13 (b)		484	438,264
5.50%, 5/25/16		1,310	1,207,903
5.50%, 6/26/17		275	250,218
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (a)		15,610	15,492,925
HSBC Bank Plc, 3.10%, 5/24/16 (a)		7,630	7,630,450
HSBC Holdings Plc:
6.25%, 3/19/18	EUR	4,550	6,053,921
6.10%, 1/14/42	USD	3,120	3,536,411
ICICI Bank Ltd., 4.75%, 11/25/16 (a)		6,450	6,128,409
LBG Capital No.1 Plc, Series 1, 7.59%, 5/12/20	GBP	3,200	3,627,808
Lloyds TSB Bank Plc:
6.38%, 6/17/16	EUR	3,650	4,870,458
6.50%, 9/17/40	GBP	350	503,490

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2011	2

Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Commercial Banks (concluded)
National Agricultural Cooperative Federation, 3.50%, 2/08/17 (a)	USD	8,300	$8,058,769
Oversea-Chinese Banking Corp., Ltd., 3.75%, 11/15/22 (b)		10,000	9,567,490
Sparebanken 1 Boligkreditt (a):
1.25%, 10/25/13		17,090	16,968,388
2.63%, 5/27/16		18,440	18,599,819
UniCredit SpA, 5.00%, 2/01/16	GBP	1,250	1,220,076
			177,893,831
Commercial Services & Supplies — 0.2%
ACCO Brands Corp., 10.63%, 3/15/15	USD	1,700	1,891,250
RSC Equipment Rental, Inc., 10.00%, 7/15/17 (a)		3,500	4,077,500
			5,968,750
Construction Materials — 0.1%
Inversiones CMPC SA, 4.75%, 1/19/18 (a)		2,590	2,702,056
Consumer Finance — 0.3%
Ford Motor Credit Co. LLC, 6.63%, 8/15/17		3,018	3,285,271
SLM Corp.:
6.25%, 1/25/16		7,120	6,924,050
Series A, 0.72%, 1/27/14 (b)		35	31,640
			10,240,961
Diversified Financial Services — 3.5%
Capital One Financial Corp.:
3.15%, 7/15/16		20,635	20,723,297
4.75%, 7/15/21		7,745	7,970,480
Cedulas TDA 6 Fondo de Titulizacion de Activos, Series A-6, 4.25%, 4/10/31	EUR	1,700	1,095,110
Citigroup, Inc.:
5.00%, 9/15/14	USD	9,060	8,966,755
4.59%, 12/15/15		23,100	23,247,771
General Electric Capital Corp., 5.50%, 1/08/20 (e)		6,835	7,520,496
JPMorgan Chase & Co.:
3.88%, 9/23/20		1,000	1,256,155
4.63%, 5/10/21		12,530	12,964,139
JPMorgan Chase Bank NA:
6.00%, 7/05/17		13,805	14,812,806
Series BKNT, 6.00%, 10/01/17		13,350	14,360,662
Reynolds Group Issuer, Inc. (a):
7.88%, 8/15/19		7,170	7,492,650
6.88%, 2/15/21		5,710	5,681,450
TMX Finance LLC, 13.25%, 7/15/15		4,000	4,400,000
			130,491,771

Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services — 1.1%
AT&T, Inc., 5.35%, 9/01/40	USD	4,235	$4,763,951
GTE Corp., 6.84%, 4/15/18		8,030	9,618,471
Level 3 Financing, Inc.:
8.75%, 2/15/17		549	558,608
8.13%, 7/01/19 (a)		4,424	4,357,640
OTE Plc, 6.00%, 2/12/15 (f)	EUR	2,725	2,140,082
Telefonica Emisiones SAU:
4.95%, 1/15/15	USD	9,325	9,275,950
3.99%, 2/16/16		2,940	2,826,813
Verizon Communications, Inc.:
3.50%, 11/01/21		5,110	5,320,133
6.40%, 2/15/38		1,878	2,383,937
			41,245,585
Electric Utilities — 2.6%
Alabama Power Co., 3.95%, 6/01/21		5,015	5,500,763
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		1,199	1,608,847
5.95%, 12/15/36		2,175	2,317,963
Duke Energy Carolinas LLC, 4.25%, 12/15/41		3,915	4,096,049
Enbw International Finance BV, 6.13%, 7/07/39	EUR	3,200	4,845,102
Florida Power & Light Co.:
4.95%, 6/01/35	USD	25	28,736
5.95%, 2/01/38		3,645	4,779,193
Florida Power Corp., 6.40%, 6/15/38		2,646	3,589,040
Georgia Power Co., 3.00%, 4/15/16		8,985	9,527,047
Hydro-Quebec:
9.40%, 2/01/21		4,365	6,649,052
8.40%, 1/15/22		8,220	12,019,654
8.05%, 7/07/24		21,145	31,444,772
Jersey Central Power & Light Co., 7.35%, 2/01/19		2,730	3,427,771
Southern California Edison Co., Series 08-A, 5.95%, 2/01/38		2,825	3,676,701
Trans-Allegheny Interstate Line Co., 4.00%, 1/15/15 (a)		2,815	2,934,300
			96,444,990
Energy Equipment & Services — 1.4%
Calfrac Holdings LP, 7.50%, 12/01/20 (a)		1,310	1,277,250
Ensco Plc:
3.25%, 3/15/16		1,880	1,917,873
4.70%, 3/15/21		3,915	4,077,104
Frac Tech Services LLC, 7.63%, 11/15/18 (a)		2,407	2,521,333
MEG Energy Corp., 6.50%, 3/15/21 (a)		4,100	4,192,250
Peabody Energy Corp., 6.25%, 11/15/21 (a)		11,690	12,099,150

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2011	3

Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Energy Equipment & Services (concluded)
Pride International, Inc., 6.88%, 8/15/20	USD	2,650	$3,106,937
Transocean, Inc.:
6.50%, 11/15/20		4,025	4,157,793
6.38%, 12/15/21		19,185	20,391,410
			53,741,100
Food & Staples Retailing — 0.1%
Wal-Mart Stores, Inc., 5.63%, 4/01/40		2,343	2,967,784
Food Products — 0.7%
Kraft Foods, Inc.:
6.50%, 8/11/17		6,049	7,195,685
5.38%, 2/10/20		14,075	16,240,453
Sara Lee Corp., 4.10%, 9/15/20		3,055	3,083,149
			26,519,287
Health Care Equipment & Supplies — 0.5%
Boston Scientific Corp., 6.25%, 11/15/15		13,154	14,581,498
CareFusion Corp., 6.38%, 8/01/19		3,478	4,106,993
			18,688,491
Health Care Providers & Services — 0.6%
HCA, Inc.:
6.50%, 2/15/20		4,168	4,324,300
7.25%, 9/15/20		3,925	4,140,875
Tenet Healthcare Corp.:
10.00%, 5/01/18		147	167,948
6.25%, 11/01/18 (a)		4,905	4,990,838
8.88%, 7/01/19		5,365	6,022,212
UnitedHealth Group, Inc., 3.38%, 11/15/21		1,630	1,685,814
			21,331,987
Hotels, Restaurants & Leisure — 0.7%
Enterprise Inns Plc, 6.50%, 12/06/18	GBP	500	521,031
International Game Technology, 7.50%, 6/15/19	USD	11,199	12,904,373
MGM Resorts International:
10.38%, 5/15/14		4,020	4,592,850
11.13%, 11/15/17		7,454	8,497,560
Punch Taverns Finance Plc, Series A1R, 7.27%, 4/15/22	GBP	760	1,026,844
			27,542,658
Independent Power Producers & Energy Traders — 0.3%
Constellation Energy Group Inc., 5.15%, 12/01/20	USD	670	726,039
Constellation Energy Group, Inc., 7.60%, 4/01/32		1,600	2,061,798
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		7,690	8,112,950
			10,900,787

Corporate Bonds	Par (000)		Value
Industrial Conglomerates — 0.1%
Sequa Corp., 11.75%, 12/01/15 (a)	USD	2,500	$2,662,500
Insurance — 3.3%
Allianz Finance II BV, 5.75%, 7/08/41 (b)	EUR	6,500	7,157,766
American International Group, Inc.:
5.45%, 5/18/17	USD	4,150	3,965,906
8.18%, 5/15/58 (b)		1,280	1,139,200
AXA SA, 5.25%, 4/16/40 (b)	EUR	3,600	3,400,149
CNP Assurances, 6.00%, 9/14/40 (b)		3,650	2,941,804
Fairfax Financial Holdings, Ltd., 5.80%, 5/15/21 (a)	USD	12,550	11,962,622
Hartford Financial Services Group, Inc., 6.00%, 1/15/19		3,450	3,540,694
Hartford Life Global Funding Trusts, 0.73%, 6/16/14 (b)		13,275	12,558,601
ING Groep NV, 4.13%, 3/23/15	EUR	4,745	6,103,916
ING Verzekeringen NV (b):
3.27%, 6/21/21		880	958,988
3.39%, 6/21/21		2,000	2,179,518
Lincoln National Corp., 7.00%, 6/15/40	USD	2,860	3,233,336
Manulife Financial Corp., 3.40%, 9/17/15		12,215	12,283,123
Metropolitan Life Global Funding I (a):
2.88%, 9/17/12		8,375	8,484,478
2.50%, 1/11/13		24,245	24,538,728
5.13%, 6/10/14		1,600	1,722,765
Prudential Financial, Inc.:
4.75%, 9/17/15		10,790	11,393,096
7.38%, 6/15/19		3,690	4,361,798
5.38%, 6/21/20		2,085	2,231,432
			124,157,920
IT Services — 0.2%
First Data Corp. (a):
7.38%, 6/15/19		6,820	6,410,800
8.25%, 1/15/21		285	255,075
			6,665,875
Life Sciences Tools & Services — 0.0%
Life Technologies Corp., 5.00%, 1/15/21		1,140	1,192,840
Machinery — 0.1%
Joy Global, Inc., 5.13%, 10/15/21		2,240	2,391,108
Vallourec SA, 4.25%, 2/14/17	EUR	1,300	1,703,808
			4,094,916
Media — 3.4%
CBS Corp.:
4.63%, 5/15/18	USD	1,785	1,855,907
8.88%, 5/15/19		3,440	4,418,308
5.75%, 4/15/20		2,820	3,170,472
CCH II LLC, 13.50%, 11/30/16		6,675	7,709,625

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2011	4

Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media (concluded)
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17	USD	1,854	$1,993,050
Series B, 9.25%, 12/15/17		6,242	6,741,360
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		2,225	3,170,398
Comcast Corp.:
5.88%, 2/15/18		6,350	7,342,295
6.45%, 3/15/37		3,686	4,468,328
Cox Communications, Inc., 8.38%, 3/01/39 (a)		6,180	8,274,767
CSC Holdings, Inc., 8.50%, 4/15/14		2,742	3,033,338
DIRECTV Holdings LLC, 3.13%, 2/15/16		7,645	7,744,339
NBC Universal Media LLC, 5.15%, 4/30/20		3,508	3,905,720
News America, Inc., 6.40%, 12/15/35		315	345,174
The New York Times Co., 6.63%, 12/15/16		20,100	20,374,365
Time Warner Cable, Inc.:
5.88%, 11/15/40		5,025	5,438,362
5.50%, 9/01/41		4,990	5,258,462
Time Warner, Inc.:
4.70%, 1/15/21		2,080	2,239,578
6.10%, 7/15/40		1,370	1,606,099
Unitymedia Hessen GmbH & Co. KG, 8.13%, 12/01/17 (a)		5,000	5,281,250
Universal City Development Partners, Ltd., 8.88%, 11/15/15		6,336	7,017,120
Virgin Media Secured Finance Plc:
6.50%, 1/15/18		3,740	3,973,750
7.00%, 1/15/18	GBP	3,769	6,204,452
5.25%, 1/15/21	USD	4,870	5,159,663
			126,726,182
Metals & Mining — 1.2%
AngloGold Ashanti Holdings Plc, 5.38%, 4/15/20		3,610	3,586,372
Barrick Gold Corp., 2.90%, 5/30/16		24,133	24,768,736
Barrick North America Finance LLC, 4.40%, 5/30/21		170	184,109
Cliffs Natural Resources, Inc.:
4.88%, 4/01/21		2,730	2,720,161
6.25%, 10/01/40		1,830	1,802,411
New World Resources NV, 7.88%, 5/01/18	EUR	264	319,063
Newcrest Finance Pty Ltd., 4.45%, 11/15/21 (a)	USD	5,210	5,138,988
Novelis, Inc., 8.75%, 12/15/20		6,865	7,362,712
			45,882,552
Multi-Utilities — 0.2%
Dominion Resources, Inc., 1.95%, 8/15/16		6,345	6,376,249

Corporate Bonds	Par (000)		Value
Multiline Retail — 0.7%
Dollar General Corp., 11.88%, 7/15/17 (g)	USD	6,985	$7,718,425
Macy’s Retail Holdings, Inc.:
5.90%, 12/01/16		9,259	10,346,673
7.45%, 7/15/17		6,220	7,262,410
			25,327,508
Oil, Gas & Consumable Fuels — 6.3%
Anadarko Petroleum Corp.:
5.95%, 9/15/16		14,541	16,482,951
6.38%, 9/15/17		8,643	10,018,395
Arch Coal, Inc., 7.25%, 10/01/20		8,855	9,054,237
BP Capital Markets Plc, 3.13%, 10/01/15		23,849	24,979,991
Chesapeake Energy Corp., 6.63%, 8/15/20		5,057	5,423,632
Chesapeake Oilfield Operating LLC, 6.63%, 11/15/19 (a)		4,000	4,160,000
Consol Energy, Inc.:
8.00%, 4/01/17		2,536	2,776,920
8.25%, 4/01/20		624	689,520
El Paso Corp.:
7.00%, 6/15/17		2,500	2,739,130
6.50%, 9/15/20		1,830	1,978,219
7.75%, 1/15/32		2,000	2,310,000
El Paso Pipeline Partners Operating Co., LLC, 6.50%, 4/01/20		6,445	7,103,202
Enterprise Products Operating LLC:
6.13%, 10/15/39		4,600	5,138,048
Series L, 6.30%, 9/15/17		6,350	7,436,663
KeySpan Gas East Corp., 5.82%, 4/01/41 (a)		2,780	3,391,564
Kinder Morgan Energy Partners LP:
5.95%, 2/15/18		2,900	3,313,088
6.55%, 9/15/40		1,245	1,394,661
6.38%, 3/01/41		1,760	1,983,951
Kinder Morgan Finance Co., ULC, 5.70%, 1/05/16		5,205	5,322,112
Kodiak Oil & Gas Corp., 8.13%, 12/01/19 (a)		1,260	1,305,675
Laredo Petroleum, Inc., 9.50%, 2/15/19 (a)		2,000	2,120,000
Marathon Petroleum Corp., 6.50%, 3/01/41		8,300	9,405,776
MidAmerican Energy Holdings Co.:
5.95%, 5/15/37		7,150	8,449,191
6.50%, 9/15/37		25	31,391
Nexen, Inc.:
6.40%, 5/15/37		4,050	4,289,999
7.50%, 7/30/39		6,395	7,666,262
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (a)		1,435	1,406,300
Petrobras International Finance Co.:
3.88%, 1/27/16		15,335	15,798,286
5.88%, 3/01/18		3,775	4,131,243
5.75%, 1/20/20		15,835	16,945,350

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2011	5

Schedule of Investments (continued)	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Pioneer Natural Resources Co., 6.88%, 5/01/18	USD	2,900	$3,279,830
Plains Exploration & Production Co.:
10.00%, 3/01/16		4,825	5,343,687
6.75%, 2/01/22		2,905	3,042,988
Range Resources Corp.:
7.25%, 5/01/18		7,335	7,848,450
5.75%, 6/01/21		2,235	2,419,388
Repsol International Finance BV, 4.25%, 2/12/16	EUR	900	1,175,057
Rockies Express Pipeline LLC (a):
3.90%, 4/15/15	USD	7,772	7,680,228
6.85%, 7/15/18		2,288	2,363,962
Western Gas Partners LP, 5.38%, 6/01/21		7,870	8,343,538
Williams Partners LP, 4.13%, 11/15/20		4,555	4,674,674
Woodside Finance, Ltd., 4.60%, 5/10/21 (a)		2,270	2,317,824
			235,735,383
Paper & Forest Products — 0.2%
International Paper Co.:
4.75%, 2/15/22		4,280	4,549,434
6.00%, 11/15/41		3,120	3,387,113
			7,936,547
Pharmaceuticals — 0.3%
Teva Pharmaceutical Finance Co. BV, Series 2, 3.65%, 11/10/21		2,120	2,156,326
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21		5,000	5,085,675
Teva Pharmaceutical Finance LLC, 3.00%, 6/15/15		4,610	4,800,674
			12,042,675
Real Estate Investment Trusts (REITs) — 0.5%
ERP Operating LP, 4.63%, 12/15/21		5,085	5,185,449
Mack-Cali Realty LP, 7.75%, 8/15/19		1,825	2,174,725
Unibail-Rodamco SE, 3.88%, 12/13/17	EUR	1,300	1,705,088
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21	USD	3,040	2,934,044
Vornado Realty LP, 5.00%, 1/15/22		8,350	8,419,205
			20,418,511
Real Estate Management & Development — 0.5%
China Resources Land, Ltd., 4.63%, 5/19/16		3,000	2,948,316
Franshion Development, Ltd., 6.75%, 4/15/21 (a)		2,500	1,956,250
IVG Immobilien AG, 8.00% (b)(h)	EUR	600	528,054
Realogy Corp., 7.88%, 2/15/19 (a)	USD	4,865	4,232,550
The Unique Pub Finance Co. Plc, Series A4, 5.66%, 6/30/27	GBP	4,712	4,463,819

Corporate Bonds	Par (000)		Value
Real Estate Management & Development (concluded)
WEA Finance LLC, 4.63%, 5/10/21 (a)	USD	3,410	$3,346,895
			17,475,884
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40		8,660	10,360,928
Software — 0.1%
Oracle Corp., 5.38%, 7/15/40		4,500	5,482,246
Specialty Retail — 0.1%
QVC, Inc., 7.50%, 10/01/19 (a)		4,225	4,531,312
Thrifts & Mortgage Finance — 0.4%
Nationwide Building Society, 6.75%, 7/22/20	EUR	545	571,277
Northern Rock Plc, 5.63%, 6/22/17 (a)	USD	4,145	4,358,468
Radian Group, Inc.:
5.63%, 2/15/13		5,100	3,295,875
5.38%, 6/15/15		13,350	6,174,375
			14,399,995
Tobacco — 0.1%
BAT International Finance Plc, 3.63%, 11/09/21	EUR	2,045	2,616,305
Imperial Tobacco Finance Plc, 5.00%, 12/02/19		1,144	1,550,597
			4,166,902
Wireless Telecommunication Services — 1.3%
America Movil SAB de CV, 2.38%, 9/08/16	USD	8,025	8,002,642
Cricket Communications, Inc., 7.75%, 5/15/16		3,869	3,994,743
Crown Castle Towers LLC, 6.11%, 1/15/20 (a)		16,500	18,205,093
Intelsat Jackson Holdings SA, 7.25%, 4/01/19 (a)		4,072	4,133,080
MetroPCS Wireless, Inc., 7.88%, 9/01/18		282	285,878
SBA Tower Trust, 5.10%, 4/15/17 (a)		3,700	3,852,625
Sprint Capital Corp., 6.88%, 11/15/28		2,003	1,429,641
Sprint Nextel Corp., 9.00%, 11/15/18 (a)		9,160	9,618,000
			49,521,702
Total Corporate Bonds – 39.1%			1,462,014,114

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2011	6

Schedule of Investments (continued)	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Capital Markets — 0.1%
Nuveen Investments, Inc. (First Lien), Non-Extended Term Loan, 5.92% - 6.08%, 5/12/17	USD	3,000	$2,877,000
Chemicals — 0.1%
Styron Sarl, Term Loan B, 6.00%, 8/02/17		3,585	3,090,078
Consumer Finance — 0.1%
Springleaf Finance Corp. (FKA AGFS Funding Co.), Term Loan, 5.50%, 5/10/17		4,000	3,474,160
Diversified Financial Services — 0.1%
Reynolds Group Holdings, Inc., Tranche C Term Loan, 6.50%, 8/09/18		2,467	2,448,929
Diversified Telecommunication Services — 0.2%
Level 3 Financing, Inc., Term Loan B2, 5.75%, 9/03/18		8,000	7,874,000
Energy Equipment & Services — 0.2%
Dynegy Holdings, Inc.:
Coal Co. Term Loan, 9.25%, 8/04/16		2,714	2,725,318
Gas Co. Term Loan, 9.25%, 8/04/16		4,967	5,020,676
			7,745,994
Food Products — 0.1%
Advance Pierre Foods, Term Loan (Second Lien), 7.00% - 7.50%, 9/30/16		1,985	1,976,904
Del Monte Corp., Term Loan, 4.50%, 3/08/18		2,488	2,356,906
			4,333,810
Health Care Providers & Services — 0.2%
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Term Loan B, 6.50%, 8/04/16		5,935	5,667,973
Hotels, Restaurants & Leisure — 0.2%
Caesars Entertainment Operating Co., Inc., Term Loan B-1, 3.42%, 1/28/15		10,000	8,668,800
Industrial Conglomerates — 0.0%
Sequa Corp., Incremental Term Loan, 6.25%, 12/03/14		675	680,062
IT Services — 0.1%
First Data Corp.:
Extended Term Loan B, 4.29%, 3/23/18		5,090	4,248,634
Initial Tranche B-2 Term Loan, 3.04%, 9/24/14		542	490,550
			4,739,184
Machinery — 0.0%
Terex Corp., Term Loan B, 5.50%, 4/28/17		998	1,001,550

Floating Rate Loan Interests (b)	Par (000)		Value
Media — 0.4%
Intelsat Jackson Holdings SA (FKA Intelsat Jackson Holdings, Ltd.), Tranche B Term Loan, 5.25%, 4/02/18	USD	12,612	$12,501,273
UPC Broadband Holding B.V., Term Loan U, 5.21%, 12/29/17	EUR	27	33,116
UPC Financing Partnership, Term Loan, 4.75%, 12/29/17	USD	1,125	1,099,688
			13,634,077
Oil, Gas & Consumable Fuels — 0.5%
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		19,056	18,960,368
Pharmaceuticals — 0.0%
Pharmaceutical Products Development, Inc., Term Loan B, 6.25%, 12/05/18		1,000	992,660
Professional Services — 0.0%
Emdeon, Inc., Term Loan B, 6.75%, 11/02/18		1,000	1,007,000
Real Estate Investment Trusts (REITs) — 0.0%
iStar Financial, Inc., Term Loan A, 5.00%, 6/28/13		1,282	1,271,849
Real Estate Management & Development — 0.1%
Realogy Corp.:
Extended Synthetic Letter of Credit Loan C, 4.44%, 10/10/16		216	191,684
Extended Term Loan B, 4.69%, 10/10/16		2,742	2,437,421
			2,629,105
Wireless Telecommunication Services — 0.2%
Vodafone Americas Finance 2, Inc., Term Loan B, 6.25%, 7/11/16		7,000	6,947,500
Total Floating Rate Loan Interests – 2.6%			98,044,099

Foreign Agency Obligations
Belgium Government Bond, 3.50%, 6/28/17	EUR	5,910	7,667,378
Brazilian Government International Bond, 7.13%, 1/20/37	USD	1,725	2,380,500
Hellenic Republic Government Bond:
4.60%, 5/20/13		4,437	1,379,370
4.00%, 8/20/13		1,200	354,262
3.60%, 7/20/16		1,637	437,488
Indonesia Government International Bond:
4.88%, 5/05/21 (a)		1,045	1,118,150
4.88%, 5/05/21		2,792	2,987,440
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/15/16	EUR	30,660	37,611,007

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2011	7

Schedule of Investments (continued)	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Foreign Agency Obligations	Par (000)		Value
Mexico Government International Bond:
5.63%, 1/15/17	USD	3,840	$4,416,000
5.13%, 1/15/20		8,275	9,454,187
Peruvian Government International Bond, 6.55%, 3/14/37		1,000	1,270,000
Poland Government International Bond:
6.38%, 7/15/19		1,280	1,417,600
5.13%, 4/21/21		9,260	9,422,050
Russian Foreign Bond Eurobond, 7.50%, 3/31/30 (f)		9,415	10,932,733
South Africa Government International Bond, 5.50%, 3/09/20		3,165	3,544,800
Turkey Government International Bond:
7.00%, 3/11/19		2,670	2,957,025
5.63%, 3/30/21		7,210	7,291,113
Total Foreign Agency Obligations – 2.8%			104,641,103

Investment Companies	Shares
Diversified Financial Services — 0.3%
iShares JPMorgan USD Emerging Markets Bond Fund (i)		114,500	12,566,375
Total Investment Companies – 0.3%			12,566,375

Non-Agency Mortgage-Backed Securities	Par (000)
Collateralized Mortgage Obligations — 3.6%
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.26%, 12/25/35 (a)(b)(i)	USD	9	9,098
Citigroup Mortgage Loan Trust, Inc., Series 2007-2, Class 2A, 6.00%, 11/25/36		353	333,740
Collateralized Mortgage Obligation Trust, Series 57, Class D, 9.90%, 2/01/19		11	13,088
Countrywide Alternative Loan Trust:
Series 2005-21B, Class A17, 6.00%, 6/25/35		16,273	14,357,479
Series 2006-01A0, Class 1A1, 1.17%, 8/25/46 (b)		2,597	1,293,538
Series 2006-0A21, Class A1, 0.47%, 3/20/47 (b)		24,761	10,957,330
Series 2006-43CB, Class 1A10, 6.00%, 2/25/37		7,177	4,443,630
Series 2006-J4, Class 2A8, 6.00%, 7/25/36		13,754	8,660,167

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
Countrywide Home Loan Mortgage Pass-Through Trust (b):
Series 2004-29, Class1A1, 0.83%, 2/25/35	USD	922	$740,854
Series 2006-0A5, Class 2A1, 0.49%, 4/25/46		4,183	2,093,281
Series 2006-0A5, Class 3A1, 0.49%, 4/25/46		6,382	3,474,486
Credit Suisse Mortgage Capital Certificates:
Series 2006-8, Class 3A1, 6.00%, 9/27/47		3,111	2,460,322
Series 2010-20R, Class 9A1, 2.95%, 1/27/36 (a)(b)		8,567	8,186,742
Series 2011-2R, Class 1A1, 3.42%, 3/27/37 (a)(b)		6,767	6,284,233
Series 2011-2R, Class 2A1, 2.72%, 7/27/36 (a)(b)		16,153	15,697,448
Series 2011-5R, Class 3A1, 5.23%, 9/27/47 (a)(b)		7,534	7,137,997
Deutsche ALT-A Securities, Inc. Alternate Loan Trust (b):
Series 2005-2, Class 1A1, 0.69%, 4/25/35		1,420	957,740
Series 2006-0A1, Class A1, 0.49%, 2/25/47		7,932	4,379,898
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 3A1, 5.53%, 8/25/35 (b)		2,413	1,965,148
GSR Mortgage Loan Trust, Series 2005-AR2, Class 2A1, 2.77%, 4/25/35 (b)		6,409	5,036,473
Harborview Mortgage Loan Trust (b):
Series 2005-10, Class 2A1A, 0.59%, 11/19/35		8,498	4,937,773
Series 2005-8, Class 1A2A, 0.61%, 9/19/35		1,342	738,835
Series 2006-11, Class A1A, 0.45%, 12/19/36		792	379,167
Homebanc Mortgage Trust (b):
Series 2005-4, Class A1, 0.56%, 10/25/35		24,994	15,867,422
Series 2006-2, Class A1, 0.47%, 12/25/36		7,399	4,456,162
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 1.09%, 11/25/34 (b)		1,054	932,175
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2, 5.88%, 6/25/21		5,192	4,859,098
Series 2007-S1, Class 1A2, 5.50%, 3/25/22		1,414	1,303,340
WaMu Mortgage Pass-Through Certificates, Series 2007-0A4, Class 1A, 0.98%, 5/25/47 (b)		4,216	2,407,879
			134,364,543

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2011	8

Schedule of Investments (continued)	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities — 8.6%
Banc of America Commercial Mortgage, Inc.:
Series 2005-3, Class A3A, 4.62%, 7/10/43	USD	850	$864,756
Series 2006-5, Class AM, 5.45%, 9/10/47		1,110	1,044,930
Series 2007-3, Class A4, 5.84%, 6/10/49 (b)		2,730	2,927,368
Bear Stearns Commercial Mortgage Securities:
Series 2002-TOP6, Class A2, 6.46%, 10/15/36		46	45,777
Series 2005-PW10, Class AM, 5.45%, 12/11/40 (b)		1,350	1,280,223
Series 2006-PW11, Class A4, 5.62%, 3/11/39 (b)		175	194,006
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD3, Class A5, 5.62%, 10/15/48		7,159	7,842,720
Series 2007-CD4, Class A2B, 5.21%, 12/11/49		6,470	6,551,072
Series 2007-CD5, Class A4, 5.89%, 11/15/44 (b)		446	494,819
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class A4, 5.31%, 12/10/46		2,000	2,168,818
Credit Suisse Mortgage Capital Certificates, Series 2010-RR1, Class 2A, 5.70%, 9/15/40 (a)(b)		7,920	8,898,659
CS First Boston Mortgage Securities Corp.:
Series 2002-CKN2, Class A3, 6.13%, 4/15/37		84	84,573
Series 2002-CP5, Class A1, 4.11%, 12/15/35		1,433	1,434,884
Series 2003-C3, Class A5, 3.94%, 5/15/38		3,550	3,628,565
Series 2003-CPN1, Class A2, 4.60%, 3/15/35		1,000	1,019,610
DBRR Trust, Series 2011-C32, Class A3A, 5.93%, 6/17/49 (a)(b)		3,800	4,071,755
Extended Stay America Trust, Series 2010-ESHA (a):
Class A, 2.95%, 11/05/27		980	981,798
Class C, 4.86%, 11/05/27		6,720	6,803,362
Class D, 5.50%, 11/05/27		6,370	6,393,352
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2, 5.42%, 12/10/49		35,008	35,091,250
GMAC Commercial Mortgage Securities, Inc. (b):
Series 2000-C2, Class A2, 5.64%, 5/10/40		2,775	2,925,633

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
GMAC Commercial Mortgage Securities, Inc. (b) (concluded):
Series 2006-C1, Class AM, 5.29%, 11/10/45	USD	1,980	$1,974,024
Greenwich Capital Commercial Funding Corp.:
Series 2005-GG3, Class A3, 4.57%, 8/10/42		2,445	2,472,010
Series 2006-GG7, Class AJ, 6.08%, 7/10/38 (b)		3,370	2,359,000
GS Mortgage Securities Corp. II:
Series 2004-GG2, Class A4, 4.96%, 8/10/38		1,343	1,354,482
Series 2005-GG4, Class A4, 4.76%, 7/10/39		13,351	13,991,701
Series 2006-GG8, Class A4, 5.56%, 11/10/39		5,000	5,489,515
Series 2007-GG10, Class A4, 5.98%, 8/10/45 (b)		11,850	12,868,934
JPMorgan Chase Commercial Mortgage Securities Corp. (b):
Series 2006-CB14, Class AM, 5.63%, 12/12/44		3,735	3,692,313
Series 2007-CB19, Class AM, 5.93%, 2/12/49		2,000	1,897,188
Series 2007-LD1, Class A2, 5.99%, 6/15/49		36,835	37,244,508
LB-UBS Commercial Mortgage Trust:
Series 2003-C7, Class A3, 4.56%, 9/15/27 (b)		195	196,043
Series 2006-C4, Class AM, 6.09%, 6/15/38 (b)		1,402	1,428,383
Series 2006-C7, Class AM, 5.38%, 11/15/38		1,410	1,363,672
Series 2007-C1, Class A4, 5.42%, 2/15/40		6,230	6,788,276
Series 2007-C6, Class A4, 5.86%, 7/15/40 (b)		5,255	5,756,311
Merrill Lynch Mortgage Trust, Series 2004-KEY2, Class A4, 4.86%, 8/12/39 (b)		7,190	7,645,954
Merrill Lynch/Countrywide Commercial Mortgage Trust:
Series 2006-2, Class A2, 5.88%, 6/12/46 (b)		5,771	5,936,815
Series 2007-9, Class ASB, 5.64%, 9/12/49		25,000	26,428,725
Morgan Stanley Capital I:
Series 1998-WF2, Class G, 6.34%, 7/15/30 (a)(b)		5,026	5,269,696
Series 2004-HQ4, Class A7, 4.97%, 4/14/40		8,900	9,397,252

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2011	9

Schedule of Investments (continued)	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (concluded)
Morgan Stanley Capital I (concluded):
Series 2007-HQ11, Class A2, 5.36%, 2/12/44	USD	11,319	$11,311,072
Series 2007-HQ12, Class A2, 5.78%, 4/12/49 (b)		2,035	2,078,494
Series 2007-HQ12, Class A2FL, 0.53%, 4/12/49 (b)		1,018	969,217
Series 2007-HQ13, Class A1, 5.36%, 12/15/44		204	205,158
Morgan Stanley Reremic Trust (a)(b):
Series 2009-GG10, Class A4A, 5.98%, 8/12/45		5,375	6,026,127
Series 2009-IO, Class B, 2.57%, 7/17/56 (j)		6,500	5,460,000
Series 2010-GG10, Class A4A, 5.98%, 8/15/45		7,515	8,425,367
Series 2011-IO, Class A, 2.50%, 3/23/51		4,083	4,076,418
RBSCF Trust, Series 2010-RR3, Class WBTA, 6.10%, 2/16/51 (a)(b)		15,388	16,965,993
Titan Europe Plc, Series 2006- 4FSX, Class A1, 4.86%, 9/03/14 (b)	GBP	1,706	2,444,177
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class A2, 5.50%, 10/15/48	USD	6,257	6,263,980
Series 2007-C33, Class A4, 6.10%, 2/15/51 (b)		9,310	10,080,235
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 1.43%, 5/25/36 (a)(b)		3,582	61,184
			322,670,154
Total Non-Agency Mortgage-Backed Securities – 12.2%			457,034,697

Preferred Securities
Capital Trusts
Capital Markets — 0.1%
Credit Suisse Guernsey Ltd., 5.86% (b)(h)		4,401	3,575,812
Lehman Brothers Holdings Capital Trust VII, 5.86% (c)(d)(h)		1,888	189
State Street Capital Trust IV, 1.55%, 6/01/67 (b)		770	506,865
			4,082,866
Commercial Banks — 0.4%
ABN AMRO North America Holding Preferred Capital Repackaging Trust I, 6.52% (a)(b)(h)		7,255	4,942,469

Preferred Securities	Par (000)		Value
Capital Trusts (concluded)
Commercial Banks (concluded)
Barclays Bank Plc, 5.93% (a)(b)(h)	USD	1,715	$1,423,450
Fifth Third Capital Trust IV, 6.50%, 4/15/67 (b)		5,410	5,301,800
JPMorgan Chase Capital XXV, Series Y, 6.80%, 10/01/37		2,060	2,067,725
			13,735,444
Consumer Finance — 0.2%
Capital One Capital VI, 8.88%, 5/15/40		5,340	5,542,338
Insurance — 0.3%
Lincoln National Corp., 6.05%, 4/20/67 (b)		3,110	2,589,075
Metlife Capital Trust IV, 7.88%, 12/15/37 (a)		1,360	1,411,000
Swiss Re Capital I LP, 6.85% (a)(b)(h)		6,125	5,205,380
XL Group Plc, Series E, 6.50% (b)(h)		4,290	3,356,925
			12,562,380
Total Capital Trusts – 1.0%			35,923,028

Preferred Stocks	Shares
Thrifts & Mortgage Finance — 0.0%
Fannie Mae, 8.25%, Series S I		110,000	151,800
Freddie Mac, 8.38%, Series Z I		120,000	159,600
Total Preferred Stocks – 0.0%			311,400

Trust Preferred
Commercial Banks — 0.1%
Citigroup Capital XIII, 7.88%, 10/30/40 (b)(k)		149,440	3,894,407
Total Preferred Securities – 1.1%			40,128,835

Taxable Municipal Bonds	Par (000)
New York City Municipal Water Finance Authority, RB, Second General Resolution, Series EE:
5.38%, 6/15/43	USD	4,410	4,887,206

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2011	10

Schedule of Investments (continued)	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Taxable Municipal Bonds	Par (000)		Value
New York City Municipal Water Finance Authority, RB, Second General Resolution, Series EE (concluded):
5.50%, 6/15/43	USD	5,285	$5,931,831
Total Taxable Municipal Bonds – 0.3%			10,819,037

US Government Sponsored Agency Securities
Agency Obligations — 1.3%
Fannie Mae:
1.75%, 5/07/13		3,450	3,514,698
4.52%, 10/09/19 (e)(j)		13,295	10,222,060
6.63%, 11/15/30 (e)		1,450	2,147,672
Freddie Mac:
2.13%, 3/23/12 (m)		2,000	2,008,950
2.13%, 9/21/12 (e)		4,500	4,561,758
2.50%, 4/23/14		6,100	6,376,568
4.38%, 7/17/15		7,950	8,936,746
4.88%, 6/13/18 (e)		4,300	5,181,160
3.75%, 3/27/19 (m)		3,650	4,166,588
			47,116,200
Collateralized Mortgage Obligations — 0.4%
Fannie Mae Mortgage-Backed Securities:
Series 2004-29, Class HC, 7.50%, 7/25/30		165	167,654
Series 2005-48, Class AR, 5.50%, 2/25/35		46	50,375
Series 2006-M2, Class A2A, 5.27%, 10/25/32 (b)		4,600	5,474,129
Freddie Mac Mortgage-Backed Securities:
Series 2825, Class VP, 5.50%, 6/15/15		877	937,267
Series 3068, Class VA, 5.50%, 10/15/16		1,033	1,033,401
Series K013, Class A2, 3.97%, 1/25/21 (b)		4,060	4,463,828
Ginnie Mae Mortgage-Backed Securities, Series 2009-63, Class AC, 4.18%, 1/16/38		4,350	4,612,927
			16,739,581
Interest Only Collateralized Mortgage Obligations — 1.0%
Fannie Mae Mortgage-Backed Securities (b):
Series 2010-123, Class SE, 5.73%, 11/25/40		29,399	3,286,519
Series 2010-149, Class SJ, 6.21%, 1/25/41		32,660	4,955,613
Series 2011-55, Class SH, 6.27%, 6/25/41		30,848	4,750,756

US Government Sponsored Agency Securities	Par (000)		Value
Interest Only Collateralized Mortgage Obligations (concluded)
Freddie Mac Mortgage-Backed Securities:
Series 3716, Class PI, 4.50%, 4/15/38	USD	25,508	$3,429,860
Series 3780, Class SM, 6.22%, 12/15/40 (b)		29,970	4,457,203
Ginnie Mae Mortgage-Backed Securities:
Series 2010-26, Class QS, 5.97%, 2/20/40		69,425	11,932,613
Series 2010-42, Class DS, 5.42%, 4/20/40		14,547	1,883,822
Series 2011-80, Class KS, 6.39%, 6/20/41		20,579	2,836,681
			37,533,067
Mortgage-Backed Securities — 82.8%
Fannie Mae Mortgage-Backed Securities:
4.00%, 9/01/24 - 1/15/42 (n)		782,667	825,056,951
4.50%, 12/15/26 - 1/15/42 (n)		342,829	365,975,729
3.50%, 7/01/26 - 1/15/42 (n)		434,616	447,986,589
5.50%, 10/01/32 - 1/15/42 (n)		274,577	299,439,493
6.00%, 2/01/34 - 2/15/42 (e)(n)		231,323	254,766,623
5.00%, 7/01/34 - 1/15/42 (n)		161,375	174,406,388
6.50%, 12/01/37 - 10/01/39 (n)		43,344	48,514,482
5.02%, 8/01/38 (b)		7,988	8,523,472
5.55%, 10/01/38 (b)		65	69,464
3.32%, 12/01/40 (b)		8,747	9,118,319
3.07%, 3/01/41 (b)		4,191	4,376,104
3.15%, 3/01/41 (b)		5,569	5,792,435
Freddie Mac Mortgage-Backed Securities:
2.63%, 10/01/36 (b)		66	69,057
5.32%, 2/01/37 (b)		130	138,145
5.49%, 2/01/37 (b)		75	79,515
3.06%, 2/01/41 (b)		6,795	7,098,423
4.00%, 1/15/42 (n)		46,300	48,557,125
4.50%, 1/15/42 (n)		93,600	99,172,120
5.00%, 1/15/42 (n)		75,700	81,342,012
5.50%, 1/15/42 (n)		60,200	65,317,000
6.00%, 1/15/42 (n)		49,400	54,247,375
Ginnie Mae Mortgage-Backed Securities:
1.75%, 5/20/34 (b)		1,495	1,545,599
4.00%, 1/15/42 (n)		34,000	36,423,436
4.50%, 1/15/42 (n)		97,300	105,990,993
5.00%, 1/15/42 (n)		75,600	83,668,119
5.50%, 1/15/42 (n)		31,000	34,776,283

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2011	11

Schedule of Investments (continued)	Master Total Return Portfolio (Percentages shown are based on Net Assets)

US Government Sponsored Agency Securities	Par (000)		Value
Mortgage-Backed Securities (concluded)
Ginnie Mae Mortgage-Backed Securities (concluded):
6.00%, 1/15/42 (n)	USD	28,300	$32,002,062
			3,094,453,313
Total US Government Sponsored Agency Securities – 85.5%			3,195,842,161

US Treasury Obligations
US Treasury Bonds:
3.13%, 11/15/41 (l)		151,300	158,510,353
US Treasury Inflation Indexed Bonds:
0.63%, 7/15/21		9,845	10,531,617
2.13%, 2/15/41		28,179	38,061,385
US Treasury Notes:
0.25%, 12/15/14 (l)		306,205	305,200,341
0.88%, 11/30/16 (l)		113,085	113,429,570
1.38%, 11/30/18 (l)		186,580	187,221,462
2.00%, 11/15/21 (l)		141,164	142,774,117
Total US Treasury Obligations – 25.6%			955,728,845
Total Long-Term Investments (Cost – $6,516,341,135) – 174.6%			6,526,595,343

Short-Term Securities	Shares
Money Market Funds – 0.6%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (i)(o)		21,526,102	21,526,102

Borrowed Bond Agreements - 4.7%	Par (000)
Barclays Bank Plc, NY:
0.00%, 1/24/12	EUR	34,974	45,265,600
0.05%, Open	USD	3,916	3,915,625
0.05%, Open		5,350	5,350,000
0.10%, Open		10,350	10,350,000
0.15%, Open	EUR	1,472	1,904,787
0.15%, Open	USD	4,346	5,624,750
0.25%, Open		1,415	1,830,893
0.25%, Open	EUR	3,965	5,131,460
0.30%, Open		3,486	4,511,343
0.35%, Open		1,469	1,900,917
0.38%, Open		2,509	3,246,951
0.50%, Open		3,417	4,422,858
0.63%, Open	USD	2,794	3,615,750
0.63%, Open		89	114,790
1.25%, Open		5,896	7,630,678

Short-Term Securities	Par (000)		Value
Borrowed Bond Agreements (concluded)
Barclays Bank Plc, NY (concluded):
1.25%, Open	USD	2,975	$3,850,257
Citigroup, 0.30%, Open		32,241	41,727,928
Credit Suisse:
0.05%, Open		5,050	5,050,000
0.15%, Open	EUR	1,558	2,015,957
Deutsche Bank AG, 0.04%, Open	USD	12,865	12,865,000
UBS AG, 0.40%, Open		3,401	4,402,360
			174,727,904
Total Short-Term Securities (Cost – $202,996,607) – 5.3%			196,254,006

Options Purchased	Contracts
Exchange-Traded Call Options — 0.0%
10-Year US Treasury Note:
Strike Price USD 132.00, Expires 1/27/12		346	140,562
Strike Price USD 133.00, Expires 1/27/12		873	150,047
			290,609
Exchange-Traded Put Options — 0.0%
10-Year US Treasury Note:
Strike Price USD 127.00, Expires 1/27/12		875	41,016
Strike Price USD 128.00, Expires 1/27/12		448	42,000
Eurodollar 1-Year Mid-Curve Options:
Strike Price USD 99.00, Expires 1/13/12		1,009	6,306
Strike Price USD 99.00, Expires 3/16/12		2,223	222,200
German Euro Bund, Strike Price USD 133.00, Expires 1/27/12		386	49,958
S&P 500 Index Fund, Strike Price USD 1,200.00, Expires 12/21/12, Broker Goldman Sachs International		48	645,343
			1,006,823

	Notional Amount (000)
Over-the-Counter Call Options — 0.0%
EUR Currency:
Strike Price USD 1.45, Expires 2/17/12, Broker Citibank NA	USD	80,155	19,711

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2011	12

Schedule of Investments (continued)	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Options Purchased	Notional Amount (000)		Value
Over-the-Counter Call Options (concluded)
USD Currency:
Strike Price USD 7.60, Expires 3/13/12, Broker Bank of America NA	USD	56,500	$951
Strike Price AUD 0.92, Expires 1/09/12, Broker Deutsche Bank AG		26,440	265
Strike Price AUD 0.92, Expires 1/09/12, Broker Deutsche Bank AG		26,440	264
Strike Price JPY 81.00, Expires 1/13/12, Broker Citibank NA		36,660	733
Strike Price JPY 79.50, Expires 2/07/12, Broker Deutsche Bank AG		38,940	88,783
			110,707
Over-the-Counter Call Swaptions — 0.1%
Receive a return based on the return of Dow Jones CDX North America High Yield Index Series 17 and pay a floating rate based on 3-month LIBOR, Expires 1/18/12, Broker Morgan Stanley Capital Services, Inc.		42,795	797,220
Receive a fixed rate of 1.76% and pay a floating rate based on 3- month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		105,800	2,136,980
Receive a return based on the return of Dow Jones CDX North America Investment Grade Index Series 17 and pay a floating rate based on 3-month LIBOR, Expires 3/21/12, Broker Goldman Sachs Bank USA		55,000	603,367
Receive a return based on the return of Dow Jones CDX North America Investment Grade Index Series 17 and pay a floating rate based on 3-month LIBOR, Expires 3/21/12, Broker Morgan Stanley Capital Services, Inc.		55,000	603,368
			4,140,935
Over-the-Counter Put Options — 0.3%
EUR Currency:
Strike Price USD 1.28, Expires 1/03/12, Broker Deutsche Bank AG	EUR	30,200	16,807
Strike Price USD 1.28, Expires 1/03/12, Broker Deutsche Bank AG	USD	30,200	16,807

Options Purchased	Notional Amount (000)		Value
Over-the-Counter Put Options (concluded)
EUR Currency (concluded):
Strike Price USD 1.37, Expires 1/23/12, Broker JPMorgan Chase Bank NA	USD	6,000	$443,876
Strike Price USD 1.30, Expires 2/03/12, Broker Citibank NA		90,817	1,992,313
Strike Price USD 1.35, Expires 2/03/12, Broker Deutsche Bank AG		90,818	5,075,403
Strike Price USD 1.30, Expires 3/21/12, Broker Citibank NA		90,880	3,277,052
			10,822,258
Over-the-Counter Put Swaptions — 0.1%
Pay a fixed rate of 2.85% and receive a floating rate based on 3-month LIBOR, Expires 1/13/12, Broker Bank of America NA		49,900	10
Pay a fixed rate of 1.76% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		105,800	11
Pay a fixed rate of 2.50% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		48,000	5
Pay a fixed rate of 2.70% and receive a floating rate based on 3-month LIBOR, Expires 1/27/12, Broker Citibank NA		91,000	11,029
Pay a fixed rate of 2.85% and receive a floating rate based on 3-month LIBOR, Expires 2/24/12, Broker Bank of America NA		30,600	15,297
Pay a fixed rate of 2.75% and receive a floating rate based on 3-month LIBOR, Expires 5/11/12, Broker JPMorgan Chase Bank		36,500	188,022
Pay a fixed rate of 2.95% and receive a floating rate based on 3-month LIBOR, Expires 6/14/12, Broker Deutsche Bank AG		12,500	458,366
Pay a fixed rate of 3.50% and receive a floating rate based on a 3-month LIBOR, Expires 11/08/12, Broker Citibank NA		40,200	1,027,565
			1,700,305
Total Options Purchased (Cost – $23,766,195) – 0.5%			18,071,637
Total Investments Before Borrowed Bonds, TBA Sale Commitments and Options Written (Cost – $6,743,103,937*) – 180.4%			6,740,920,986

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2011	13

Schedule of Investments (continued)	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Borrowed Bonds	Par (000)		Value
American Express Credit Corp., 2.75%, 9/15/15	USD	5,000	$(5,026,520)
Archer-Daniels-Midland Co., 4.48%, 3/01/21		3,500	(3,964,762)
Belgium Government Bond, 4.25%, 9/28/21	EUR	12,135	(15,862,315)
BNP Paribas SA:
5.43%, 9/07/17		2,890	(3,679,827)
Series DEC, 2.63%, 9/16/16		1,276	(1,608,707)
France Government Bond OAT:
3.75%, 4/25/17		29,310	(40,734,045)
3.25%, 10/25/21		17,250	(22,465,580)
Halliburton Co., 3.25%, 11/15/21	USD	10,000	(10,331,730)
KBC Internationale Financieringsmaatschappij NV, 5.00%, 3/16/16	EUR	3,650	(4,436,652)
Portugal Obrigacoes do Tesouro OT, 4.20%, 10/15/16		1,700	(1,373,821)
Societe Generale SA, 6.13%, 8/20/18		4,850	(5,580,669)
Spain Government Bond, 4.75%, 7/30/14		4,000	(5,323,510)
UniCredit SpA, 3.95%, 2/01/16		1,550	(1,440,975)
US Treasury Notes:
0.25%, 11/30/13	USD	12,865	(12,866,505)
Wells Fargo & Co., 3.68%, 6/15/16		5,000	(5,224,990)
Total Borrowed Bonds (Proceeds – $150,307,325) – (3.7)%			(139,920,608)

TBA Sale Commitments (n)
Fannie Mae Mortgage-Backed Securities:
4.50%, 12/15/26		30,000	(31,952,396)
3.50%, 12/15/41 – 1/15/42		266,600	(274,191,279)
4.00%, 1/15/27 – 2/15/42		596,500	(720,770,479)
4.50%, 1/15/42 – 2/15/42		190,200	(202,200,937)
5.00%, 1/15/42 – 2/15/42		115,200	(124,415,250)
5.50%, 1/15/42 – 2/15/42		359,900	(391,652,373)
6.00%, 1/15/42		115,800	(127,506,662)
6.50%, 1/15/42		5,600	(6,230,875)
Total TBA Sale Commitments (Proceeds – $1,868,065,351) – (50.3)%			(1,878,920,251)

Options Written	Notional Amount (000)
Over-the-Counter Call Options — 0.0%
AUD Currency, Strike Price USD 0.92, Expires 1/09/12	USD	52,880	(529)

Options Written	Notional Amount (000)		Value
Over-the-Counter Call Options (concluded)
JPY Currency, Strike Price USD 79.50, Expires 2/07/12	USD	38,940	$(88,783)
			(89,312)
Over-the-Counter Call Swaptions — (0.7)%
Pay a fixed rate of 2.08% and receive a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA		96,300	(2,555,946)
Pay a return based on the return of Dow Jones CDX North America High Yield Index Series 17 and receive a floating rate based on 3-month LIBOR, Expires 3/21/12, Broker BNP Paribas SA		12,000	(521,405)
Pay a return based on the return of Dow Jones CDX North America Investment Grade Index Series 17 and receive a floating rate based on 3-month LIBOR, Expires 3/21/12, Broker Goldman Sachs Bank USA		110,000	(591,522)
Pay a return based on the return of Dow Jones CDX North America Investment Grade Index Series 17 and receive a floating rate based on 3-month LIBOR, Expires 3/21/12, Broker Morgan Stanley Capital Services, Inc.		110,000	(591,522)
Pay a fixed rate of 4.03% and receive a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker UBS AG		54,000	(9,518,926)
Pay a fixed rate of 3.93% and receive a floating rate based on 3-month LIBOR, Expires 4/27/12, Broker UBS AG		19,900	(3,290,644)
Pay a fixed rate of 2.60% and receive a floating rate based on 3-month LIBOR, Expires 12/16/13, Broker JPMorgan Chase Bank		21,900	(1,151,620)
Pay a fixed rate of 2.56% and receive a floating rate based on 3-month LIBOR, Expires 12/19/13, Broker Deutsche Bank AG		20,100	(1,011,743)
Pay a fixed rate of 3.90% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc		65,900	(5,716,977)
			(24,950,305)
Over-the-Counter Put Options — (0.2)%
EUR Currency:
Strike Price USD 1.28, Expires 1/03/12, Broker Goldman Sachs Bank USA	EUR	30,200	(16,807)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2011	14

Schedule of Investments (continued)	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Options Written	Notional Amount (000)		Value
Over-the-Counter Put Options (concluded)
EUR Currency (concluded):
Strike Price USD 1.28, Expires 1/03/12, Broker Royal Bank of Scotland Plc	USD	30,200	$(16,807)
Strike Price USD 1.30, Expires 2/03/12, Broker Deutsche Bank AG		90,817	(1,992,313)
Strike Price USD 1.35, Expires 2/03/12, Broker Citibank NA		90,818	(5,075,403)
Strike Price USD 1.25, Expires 3/21/12, Broker Citibank NA		90,880	(1,661,991)
			(8,763,321)
Over-the-Counter Put Swaptions — (0.1)%
Receive a return based on the return of Dow Jones CDX North America High Yield Index Series 17 and pay a floating rate based on 3-month LIBOR, Expires 1/18/12, Broker Morgan Stanley Capital Services, Inc.		32,096	(5,534)
Receive a fixed rate of 2.08% and pay a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA		96,300	(10)
Receive a return based on the return of Dow Jones CDX North America High Yield Index Series 17 and pay a floating rate based on 3-month LIBOR, Expires 3/21/12, Broker BNP Paribas SA		12,000	(223,975)
Receive a fixed rate of 4.03% and pay a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker UBS AG		54,000	(2,349)
Receive a fixed rate of 3.93% and pay a floating rate based on 3-month LIBOR, Expires 4/27/12, Broker UBS AG		19,900	(2,217)
Receive a fixed rate of 2.60% and pay a floating rate based on 3-month LIBOR, Expires 12/16/13, Broker JPMorgan Chase Bank		21,900	(1,041,965)

Options Written	Notional Amount (000)		Value
Over-the-Counter Put Swaptions (concluded)
Receive a fixed rate of 2.56% and pay a floating rate based on 3- month LIBOR, Expires 12/19/13, Broker Deutsche Bank AG	USD	20,100	$(998,160)
Receive a fixed rate of 3.90% and pay a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc		65,900	(542,970)
			(2,817,180)
Total Options Written (Premiums Received – $27,810,012) – (1.0)%			(36,620,118)
Total Investments, Net of Borrowed Bonds, TBA Sale Commitments and Options Written – 125.4%			4,685,460,009
Liabilities in Excess of Other Assets – (25.4)%			(949,319,240)
Net Assets – 100.0%			$3,736,140,769

*	As of December 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$6,747,336,813
Gross unrealized appreciation	$100,911,298
Gross unrealized depreciation	(107,327,125)
Net unrealized depreciation	$(6,415,827)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	All or a portion of security has been pledged as collateral in connection with swaps.

(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(g)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(h)	Security is perpetual in nature and has no stated maturity date.

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2011	15

Schedule of Investments (continued)	Master Total Return Portfolio

(i)	Investments in companies considered to be an affiliate of the Master Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par/Shares Held at September 30, 2011	Par/Shares Purchased	Par/Shares Sold	Par/Shares Held at December 31, 2011	Value at December 31, 2011	Realized Gain	Income

BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.26%, 12/25/2035	$9,098	—	—	$9,098	$9,098	—	$203
BlackRock Liquidity Funds, TempFund, Institutional Class	208,292,969	—	(186,766,867)[1]	21,526,102	$21,526,102	$456	$14,712
iShares JPMorgan USD Emerging Markets Bond Fund	114,500	—	—	114,500	$12,566,375	—	$199,171

[1]	Represents net shares sold.

(j)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(k)	Convertible security.

(l)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(m)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(n)	Represents or includes a TBA transaction. Unsettled TBA transactions as of December 31, 2011 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America NA	$(48,606,554)	$(496,791)
BNP Paribas	$58,235,656	$371,531
Citigroup Global Markets, Inc.	$122,341,709	$775,913
Credit Suisse Securities LLC	$(287,865,024)	$(1,392,938)
Deutsche Bank Securities, Inc.	$(33,215,343)	$(178,810)
Goldman Sachs & Co.	$159,816,767	$(118,999)
JPMorgan Securities, Ltd.	$62,826,380	$(101,078)
Mizuho Securities USA, Inc.	$(4,215,575)	$(15,576)
Morgan Stanley Capital Services, Inc.	$(6,477,180)	$(307,445)
Nomura Securities International, Inc.	$(60,369,019)	$(785,866)
RBS Securities, Inc.	$96,171,041	$593,627
UBS Securities	$(53,581,594)	$(651,250)
Wells Fargo Bank NA	$1,051,015	$11,015

(o)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Renminbi
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
JPY	Japanese Yen
FKA	Formerly Known As
GBP	British Pound
LIBOR	London Interbank Offered Rate
NOK	Norwegian Krone
PHP	Philippine Peso
RB	Revenue Bonds
SEK	Swedish Krona
SGD	Singapore Dollar
TBA	To Be Announced
USD	US Dollar

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2011	16

Schedule of Investments (continued)	Master Total Return Portfolio

•	Reverse repurchase agreements outstanding as of December 31, 2011 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount		Face Amount
Barclays Bank Plc	0.15%	12/07/11	1/24/12	EUR	17,379,375	$23,301,357
BNP Paribas	0.05%	12/30/11	1/03/12	USD	158,298,709	158,297,625
BNP Paribas	0.10%	12/13/11	Open	USD	37,920,493	37,918,519
Credit Suisse Securities (USA) LLC	0.32%	12/15/11	1/12/12	USD	58,202,253	58,187,459
Credit Suisse Securities (USA) LLC	0.00%	12/22/11	Open	USD	110,000,000	110,000,000
Credit Suisse Securities (USA) LLC	0.03%	12/30/11	1/03/12	USD	51,573,962	51,573,750
Credit Suisse Securities (USA) LLC	0.30%	12/13/11	1/12/12	USD	63,464,276	63,448,110
Credit Suisse Securities (USA) LLC	(0.08)%	12/30/11	1/03/12	USD	305,053,388	305,056,731
Deutsche Bank AG	0.13%	12/13/11	Open	USD	3,527,864	3,527,625
Deutsche Bank AG	0.13%	12/13/11	Open	USD	6,413,059	6,412,625
Deutsche Bank AG	0.13%	12/13/11	Open	USD	9,083,490	9,082,875
Deutsche Bank AG	0.12%	12/13/11	Open	USD	10,596,879	10,596,209
Deutsche Bank AG	(0.70)%	12/30/11	1/03/12	USD	113,215,499	113,226,356
Total						$944,629,241

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts purchased as of December 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation
194	30-Year US Treasury Bond	Chicago Board of Trade	March 2012	USD	28,093,625	$273,670
1,121	90-Day Euribor Future	NYSE Liffe	March 2012	EUR	358,796,373	349,243
155	90-Day Euribor Future	NYSE Liffe	March 2014	EUR	49,515,271	160,285
155	90-Day Euribor Future	NYSE Liffe	June 2014	EUR	49,452,581	173,583
155	90-Day Euribor Future	NYSE Liffe	September 2014	EUR	49,382,368	188,564
155	90-Day Euribor Future	NYSE Liffe	December 2014	EUR	49,302,124	191,347
42	90-Day Euro-Dollar Future	Chicago Mercantile	December 2013	USD	10,411,275	7,147
75	90-Day Euro-Dollar Future	Chicago Mercantile	September 2013	USD	18,601,875	3,192
1,652	90-Day Euro-Dollar Future	Chicago Mercantile	December 2014	USD	407,279,950	948,905
1,642	90-Day Euro-Dollar Future	Chicago Mercantile	March 2015	USD	404,239,875	1,155,078
Total						$3,451,014

•	Financial futures contracts sold as of December 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
57	2-Year US Treasury Note	Chicago Board of Trade	March 2012	USD	12,571,172	$2,563
1,057	5-Year US Treasury Note	Chicago Board of Trade	March 2012	USD	130,283,508	(131,857)
3,358	10-Year US Treasury Note	Chicago Board of Trade	March 2012	USD	440,317,750	(3,410,711)
350	Ultra Long Term US Treasury Bond	Chicago Board of Trade	March 2012	USD	56,065,625	(697,281)
146	90-Day Euro-Dollar Future	Chicago Mercantile	March 2012	USD	36,264,575	9,180
49	90-Day Euro-Dollar Future	Chicago Mercantile	June 2012	USD	12,163,638	4,115
3	90-Day Euro-Dollar Future	Chicago Mercantile	September 2012	USD	744,488	67
70	90-Day Euro-Dollar Future	Chicago Mercantile	March 2013	USD	17,368,750	13,845
16	90-Day Euro-Dollar Future	Chicago Mercantile	June 2013	USD	3,969,400	2,085
105	90-Day Euro-Dollar Future	Chicago Mercantile	March 2014	USD	26,005,875	(24,239)
114	90-Day Euro-Dollar Future	Chicago Mercantile	June 2014	USD	28,196,475	(39,058)
89	90-Day Euro-Dollar Future	Chicago Mercantile	September 2014	USD	21,978,550	(28,282)
182	Euro BOBL	Eurex	March 2012	EUR	29,470,108	(441,883)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2011	17

Schedule of Investments (continued)	Master Total Return Portfolio

•	Financial futures contracts sold as of December 31, 2011 were as follows (concluded):

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
129	Euro-Bund Future	Eurex	March 2012	EUR	23,213,883	$(661,740)
29	Euro BUXL Future	Eurex	March 2012	EUR	4,802,006	(303,310)
3,243	Euro-Schatz Future	Eurex	March 2012	EUR	463,125,019	(1,200,834)
15	Long Gilt Bond	London Financial Futures	March 2012	GBP	2,724,350	(80,733)
Total						$(6,988,073)

•	Foreign currency exchange contracts as of December 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	195,960,000	SEK	229,642,585	Goldman Sachs International	1/09/12	$(300,328)
NOK	195,960,000	SEK	229,185,018	UBS AG	1/09/12	(267,092)
SEK	136,996,581	NOK	116,700,000	Citibank NA	1/09/12	196,112
SEK	127,513,054	NOK	108,435,000	Deutsche Bank AG	1/09/12	198,125
SEK	68,561,542	NOK	58,350,000	Goldman Sachs International	1/09/12	102,650
SEK	127,281,003	NOK	108,435,000	UBS AG	1/09/12	181,270
PHP	232,731,200	USD	5,360,000	Royal Bank of Scotland Plc	1/17/12	(56,025)
SGD	6,913,971	USD	5,360,000	Deutsche Bank AG	1/17/12	(29,675)
AUD	1,900,000	CAD	1,984,259	UBS AG	1/18/12	(3,424)
CAD	1,965,708	AUD	1,900,000	Royal Bank of Scotland Plc	1/18/12	(5,678)
USD	29,782,935	GBP	19,110,000	Citibank NA	1/18/12	108,673
USD	565,050	GBP	360,000	Royal Bank of Scotland Plc	1/18/12	6,037
EUR	15,000,000	USD	20,199,660	Royal Bank of Scotland Plc	1/25/12	(783,422)
USD	107,708,374	EUR	78,363,500	Citibank NA	1/25/12	6,273,417
USD	38,574,004	EUR	28,466,000	Deutsche Bank AG	1/25/12	1,727,162
USD	29,996,087	EUR	21,425,000	Royal Bank of Scotland Plc	1/25/12	2,263,227
CNY	65,050,000	USD	10,296,795	Goldman Sachs International	2/15/12	29,430
USD	10,213,534	CNY	65,050,000	HSBC Bank	2/15/12	(112,690)
USD	16,329,540	EUR	12,325,000	Citibank NA	3/14/12	368,315
Total						$9,896,084

•	Credit default swaps on single-name issues - buy protection outstanding as of December 31, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Radian Group, Inc.	5.00%	Citibank NA	3/20/13	USD	5,100	$1,623,316
Eastman Chemical Co.	0.68%	Morgan Stanley Capital Services, Inc.	9/20/13	USD	3,800	(20,876)
Hellenic Republic Government Bond	1.00%	JPMorgan Chase Bank NA	12/20/14	USD	1,640	194,838
Hellenic Republic Government Bond	5.00%	JPMorgan Chase Bank NA	3/20/15	EUR	2,725	(22,990)
Radian Group, Inc.	5.00%	Citibank NA	6/20/15	USD	13,350	5,528,648
Hellenic Republic Government Bond	1.00%	BNP PARIBAS	12/20/15	USD	2,200	284,271
Hellenic Republic Government Bond	1.00%	Royal Bank of Scotland Plc	12/20/15	USD	1,650	240,733
Hellenic Republic Government Bond	1.00%	Credit Suisse Securities (USA) LLC	3/20/16	USD	655	306,202
Portugal Government Bond	1.00%	Deutsche Bank AG	6/20/16	USD	2,200	261,981
Assured Guaranty Corp.	5.00%	Barclays Bank Plc	9/20/16	USD	325	(20,542)
Assured Guaranty Corp.	5.00%	Barclays Bank Plc	9/20/16	EUR	50	(2,237)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2011	18

Schedule of Investments (continued)	Master Total Return Portfolio

•	Credit default swaps on single-name issues - buy protection outstanding as of December 31, 2011 were as follows (concluded):

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Banco Bilbao Vizcaya Argentina SA	1.00%	Citibank NA	9/20/16	EUR	5,000	$188,933
Banco Bilbao Vizcaya Argentina SA	3.00%	Citibank NA	9/20/16	EUR	2,000	159,422
Hellenic Republic Government Bond	1.00%	Citibank NA	9/20/16	USD	1,965	948,107
Hellenic Republic Government Bond	1.00%	Citibank NA	9/20/16	USD	1,965	934,970
Royal Bank of Scotland	1.00%	Credit Suisse Securities (USA) LLC	9/20/16	EUR	2,200	117,212
Banco Bilbao Vizcaya Argentaria SA	3.00%	Deutsche Bank AG	9/20/16	EUR	2,200	189,592
Munich Re	1.00%	Deutsche Bank AG	9/20/16	EUR	2,950	8,603
Banco Bilbao Vizcaya Argentaria SA	5.00%	Bank of America NA	12/20/16	EUR	3,000	50,333
Henkel AG & Co. KGaA	1.00%	Barclays Bank Plc	12/20/16	EUR	1,950	(39,506)
The New York Times Co.	1.00%	Barclays Bank Plc	12/20/16	USD	20,100	369,320
Banco Bilbao Vizcaya Argentaria SA	5.00%	BNP Paribas	12/20/16	EUR	1,750	59,509
PostNL NV	1.00%	BNP Paribas	12/20/16	EUR	3,500	116,223
Saint-Gobai Nederland BV	1.00%	BNP Paribas	12/20/16	EUR	2,555	(50,828)
Xstrata Plc	1.00%	BNP Paribas	12/20/16	EUR	1,350	(60,471)
Ireland Government Bond	1.00%	Citibank NA	12/20/16	USD	4,000	34,146
Peugeot SA	1.00%	Citibank NA	12/20/16	EUR	6,000	66,218
Veolia Environment	1.00%	Citibank NA	12/20/16	EUR	2,565	107,754
Vivendi SA	1.00%	Citibank NA	12/20/16	EUR	2,565	(2,121)
Valero Energy Corp.	1.00%	Credit Suisse Securities (USA) LLC	12/20/16	USD	5,000	8,697
Xstrata Plc	1.00%	Credit Suisse Securities (USA) LLC	12/20/16	EUR	2,520	(109,561)
Banca Monte dei Paschi di Siena SpA	5.00%	Deutsche Bank AG	12/20/16	EUR	750	3,304
Credit Agricole SA	5.00%	Deutsche Bank AG	12/20/16	EUR	4,750	160,058
Finmeccanica SpA	1.00%	Deutsche Bank AG	12/20/16	EUR	3,700	288,042
Portugal Government Bond	1.00%	Deutsche Bank AG	12/20/16	USD	3,800	19,839
Transocean Worldwide, Inc.	1.00%	Goldman Sachs International	12/20/16	USD	5,750	(34,298)
WPP 2005 Ltd.	1.00%	JPMorgan Chase Bank NA	12/20/16	EUR	2,000	(40,729)
Svenska Cellulosa Aktiebolaget SCA	1.00%	Morgan Stanley Capital Services, Inc.	12/20/16	EUR	2,565	(11,954)
Lincoln National Corp.	1.00%	UBS AG	12/20/16	USD	5,000	55,735
Koninklijke Philips Electronics NV	1.00%	Barclays Bank Plc	3/20/17	EUR	2,500	(17,767)
Telekom AG	1.00%	Barclays Bank Plc	3/20/17	EUR	2,800	(16,366)
Telekom AG	1.00%	Citibank NA	3/20/17	EUR	910	(2,357)
Diageo Plc	1.00%	Deutsche Bank AG	3/20/17	EUR	3,650	(10,495)
Akzo Nobel NV	1.00%	Goldman Sachs International	3/20/17	EUR	1,550	(13,604)
Bertelsmann AG	1.00%	Goldman Sachs International	3/20/17	EUR	4,000	(27,662)
Gas Natural SDG SA	1.00%	JPMorgan Chase Bank NA	3/20/17	EUR	3,650	2,910
Iberdrola SA	1.00%	JPMorgan Chase Bank NA	3/20/17	EUR	3,650	3,169
Sara Lee Corporation	1.00%	JPMorgan Chase Bank NA	3/20/17	USD	4,216	(11,954)
Wolters Kluwer NV	1.00%	Morgan Stanley Capital Services, Inc.	3/20/17	EUR	2,000	(3,881)
Total						$11,811,886

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2011	19

Schedule of Investments (continued)	Master Total Return Portfolio

•	Credit default swaps on single-name issues - sold protection outstanding as of December 31, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
Aviva USA Corp.	1.00%	Deutsche Bank AG	5/25/12	A	USD	12,610	$(16,913)
Assured Guaranty Corp.	5.00%	Citibank NA	6/20/14	AA-	USD	5,000	(738,061)
Assured Guaranty Corp.	5.00%	Citibank NA	12/20/14	AA-	USD	1,560	17,456
Assured Guaranty Corp.	5.00%	Citibank NA	12/20/14	AA-	USD	38	815
Boyd Gaming Corp.	5.00%	Morgan Stanley Capital Services, Inc.	12/20/14	B	USD	2,000	(99,519)
Assured Guaranty Corp.	5.00%	Citibank NA	3/20/15	AA-	USD	160	3,442
ARAMARK Corp.	5.00%	JPMorgan Chase Bank NA	6/20/16	B+	USD	1,850	11,727
MetLife, Inc.	1.00%	Bank of America NA	9/20/16	AA-	USD	30	(443)
Banca Monte dei Paschi di Siena SpA	3.00%	BNP Paribas	9/20/16	BBB	EUR	2,000	(292,508)
Landesbank Hessen- Thüringen	1.00%	BNP Paribas	9/20/16	A	EUR	1,200	(63,085)
Lloyds TSB Bank Plc	1.00%	Credit Suisse Securities (USA) LLC	9/20/16	A	EUR	2,200	(108,022)
MetLife, Inc.	1.00%	Credit Suisse Securities (USA) LLC	9/20/16	AA-	USD	1,055	(7,566)
Banca Monte dei Paschi di Siena SpA	5.00%	Deutsche Bank AG	9/20/16	BBB	EUR	2,200	(372,500)
MetLife, Inc.	1.00%	Deutsche Bank AG	9/20/16	AA-	USD	3,680	(53,598)
Swiss Re	1.00%	Deutsche Bank AG	9/20/16	AA–	EUR	2,950	40,060
MetLife, Inc.	1.00%	Goldman Sachs International	9/20/16	AA-	USD	2,825	(47,150)
Banca Monte dei Paschi di Siena SpA	3.00%	JPMorgan Chase Bank NA	9/20/16	BBB	EUR	2,200	(475,931)
MetLife, Inc.	1.00%	Morgan Stanley Capital Services, Inc.	9/20/16	AA-	USD	4,580	(73,722)
MetLife, Inc.	1.00%	Morgan Stanley Capital Services, Inc.	9/20/16	AA-	USD	2,770	(67,824)
MetLife, Inc.	1.00%	Bank of America NA	12/20/16	AA-	USD	5,000	(26,069)
Deutsche Telekom AG	1.00%	Barclays Bank Plc	12/20/16	BBB+	EUR	550	1,949
France Telecom SA	1.00%	Barclays Bank Plc	12/20/16	A-	EUR	550	(3,510)
Assured Guaranty Corp.	5.00%	Citibank NA	12/20/16	AA-	USD	2,353	90,194
Italy Government Bond	1.00%	Citibank NA	12/20/16	BBB+	USD	4,000	3,564
MetLife, Inc.	1.00%	Citibank NA	12/20/16	AA-	USD	18,725	(507,832)
MetLife, Inc.	1.00%	Citibank NA	12/20/16	AA-	USD	2,880	(60,571)
Vodafone Group Plc	1.00%	Citibank NA	12/20/16	A-	EUR	910	4,988
Glencore International AG	1.00%	Credit Suisse Securities (USA) LLC	12/20/16	BBB	EUR	2,700	52,043
BNP Paribas	5.00%	Deutsche Bank AG	12/20/16	AA+	EUR	4,750	(47,274)
Anheuser-Busch InBev NV	1.00%	JPMorgan Chase Bank NA	12/20/16	A-	EUR	3,250	(40,613)
MetLife, Inc.	1.00%	JPMorgan Chase Bank NA	12/20/16	AA-	USD	5,000	(26,200)
Siemens AG	1.00%	Barclays Bank Plc	3/20/17	A+	EUR	2,500	717
France Government Bond	0.25%	Citibank NA	3/20/17	AAA	USD	17,250	69,770
Tesco Plc	1.00%	Goldman Sachs International	3/20/17	A-	EUR	3,500	(11,339)
E.ON AG	1.00%	JPMorgan Chase Bank NA	3/20/17	A	EUR	3,250	6,134
Telefonica SA	1.00%	JPMorgan Chase Bank NA	3/20/17	BBB+	EUR	7,300	22,581
Total							$(2,814,810)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2011	20

Schedule of Investments (continued)	Master Total Return Portfolio

[1]	Using Standard & Poor’s (S&P’s) rating.

[2]	The maximum potential amount the Master Portfolio may pay should a negative event take place as defined under the terms of agreement.

•	Credit default swaps on traded indexes - buy protection outstanding as of December 31, 2011 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Dow Jones CDX Emerging Markets Series 14	5.00%	Morgan Stanley Capital Services, Inc.	12/20/15	USD	10,740	$226,564
Dow Jones CDX North America High Yield Index Series 16	5.00%	Barclays Bank Plc	6/20/16	USD	58,800	(220,151)
Dow Jones CDX North America Investment Grade Index Series 16	1.00%	Credit Suisse Securities (USA) LLC	6/20/16	USD	25,000	69,438
Dow Jones CDX North America Investment Grade Index Series 16	1.00%	Credit Suisse Securities (USA) LLC	6/20/16	USD	3,960	(11,176)
iTraxx - Europe Sub Financial Index Series 15	1.00%	Credit Suisse Securities (USA) LLC	6/20/16	EUR	3,000	252,665
iTraxx - Europe Sub Financial Index Series 15	5.00%	Credit Suisse Securities (USA) LLC	6/20/16	EUR	2,950	386,010
Dow Jones CDX North America Investment Grade Index Series 16	1.00%	Goldman Sachs International	6/20/16	USD	6,508	9,863
Dow Jones CDX North America Investment Grade Index Series 16	1.00%	JPMorgan Chase Bank NA	6/20/16	USD	223	(161)
Dow Jones CDX North America Investment Grade Index Series 16	1.00%	Morgan Stanley Capital Services, Inc.	6/20/16	USD	25,000	48,397
iTraxx - Europe Sub Financial Index Series 15	5.00%	UBS AG	6/20/16	EUR	605	63,132
iTraxx - Europe Sub Financial Index Series 16	5.00%	Bank of America NA	12/20/16	EUR	3,000	57,118
iTraxx - Europe Sub Financial Index Series 16	5.00%	Barclays Bank Plc	12/20/16	EUR	6,060	(45,579)
iTraxx - Europe Sub Financial Index Series 16	5.00%	BNP Paribas	12/20/16	EUR	9,150	105,443
Dow Jones CDX North America Investment Grade Index Series 17	1.00%	Citibank NA	12/20/16	USD	22,845	(118,235)
Dow Jones CDX North America Investment Grade Index Series 17	1.00%	Credit Suisse Securities (USA) LLC	12/20/16	USD	5,000	(24,731)
Dow Jones CDX North America Investment Grade Index Series 17	1.00%	Credit Suisse Securities (USA) LLC	12/20/16	USD	10,000	(100,509)
Dow Jones CDX North America Investment Grade Index Series 17	1.00%	Deutsche Bank AG	12/20/16	USD	5,000	(27,546)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2011	21

Schedule of Investments (continued)	Master Total Return Portfolio

•	Credit default swaps on traded indexes - buy protection outstanding as of December 31, 2011 were as follows (concluded):

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Dow Jones CDX North America Investment Grade Index Series 17	1.00%	Deutsche Bank AG	12/20/16	USD	27,490	$(254,660)
Dow Jones CDX North America Investment Grade Index Series 17	1.00%	Deutsche Bank AG	12/20/16	USD	31,000	(170,786)
Dow Jones CDX North America Investment Grade Index Series 17	1.00%	Morgan Stanley Capital Services, Inc.	12/20/16	USD	39,910	(83,694)
iTraxx - Europe Sub Financial Index Series 16	1.00%	Morgan Stanley Capital Services, Inc.	12/20/16	EUR	3,550	(92,664)
iTraxx - Europe Sub Financial Index Series 16	1.00%	Morgan Stanley Capital Services, Inc.	12/20/16	EUR	10,000	(33,523)
MCDX North America Series 16	1.00%	Morgan Stanley Capital Services, Inc.	6/20/21	USD	20,680	917,242
Total						$952,457

•	Credit default swaps on traded indexes - sold protection outstanding as of December 31, 2011 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[3]	Notional Amount (000)[4]		Unrealized Appreciation (Depreciation)
Dow Jones CDX North America Investment Grade Index Series 17	1.00%	Credit Suisse Securities (USA) LLC	12/20/12	BBB+	USD	20,000	$50,493
Dow Jones CDX North America High Yield Index Series 16	5.00%	Goldman Sachs International	6/20/16	B+	USD	58,800	(1,907,391)
Dow Jones CDX North America High Yield Index Series 17	5.00%	Credit Suisse Securities (USA) LLC	12/20/16	B+	USD	10,780	49,380
MCDX North America Series 14	0.00%	Goldman Sachs International	6/20/20	AA	USD	10,340	(480,111)
Markit CMBX North America AAA Index Series 3	0.08%	Morgan Stanley Capital Services, Inc.	12/13/49	A+	USD	5,430	118,678
Markit CMBX North America AAA Index Series 4	0.35%	Morgan Stanley Capital Services, Inc.	2/17/51	A-	USD	5,430	103,861
Total							$(2,065,090)

[3]	Using S&P’s rating of the underlying securities.

[4]	The maximum potential amount the Master Portfolio may pay should a negative event take place as defined under the terms of agreement.

•	Interest rate swaps outstanding as of December 31, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.69%[5]	3-month LIBOR	Barclays Bank Plc	9/07/12	USD	210,000	$(61,767)
0.92%[5]	3-month LIBOR	Deutsche Bank AG	2/28/13	USD	88,000	(225,825)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2011	22

Schedule of Investments (continued)	Master Total Return Portfolio

•	Interest rate swaps outstanding as of December 31, 2011 were as follows (concluded):

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.24%[6]	6-month LIBOR	Citibank NA	12/13/13	EUR	416,110	$430,812
1.32%[5]	3-month LIBOR	Citibank NA	12/17/13	USD	31,000	(357,078)
1.41%[5]	3-month LIBOR	Deutsche Bank AG	12/20/13	USD	46,600	(619,731)
0.73%[6]	3-month LIBOR	Bank of America NA	12/22/13	USD	97,000	9,931
0.73%[6]	3-month LIBOR	Citibank NA	12/22/13	USD	22,200	2,837
0.74%[6]	3-month LIBOR	Deutsche Bank AG	12/22/13	USD	46,200	6,983
0.74%[6]	3-month LIBOR	Deutsche Bank AG	12/22/13	USD	88,000	21,890
1.26%[5]	3-month LIBOR	Deutsche Bank AG	12/24/13	USD	48,400	(498,075)
0.80%[6]	3-month LIBOR	Citibank NA	8/09/14	USD	16,500	11,573
2.46%[5]	3-month LIBOR	Deutsche Bank AG	4/04/16	USD	3,800	(217,898)
2.39%[6]	3-month LIBOR	Deutsche Bank AG	4/14/16	USD	11,200	613,364
1.25%[5]	3-month LIBOR	Deutsche Bank AG	10/05/16	USD	34,100	(107,429)
1.49%[6]	3-month LIBOR	Citibank NA	10/14/16	USD	3,400	47,759
2.04%[6]	6-month LIBOR	Deutsche Bank AG	10/06/17	EUR	30,045	377,615
2.38%[5]	3-month LIBOR	Morgan Stanley Capital Services, Inc.	11/17/17	USD	300	(16,170)
2.88%[6]	6-month EURIBOR	Deutsche Bank AG	7/21/18	EUR	2,250	156,751
3.51%[5]	3-month LIBOR	BNP Paribas	5/20/20	USD	400	(52,471)
3.57%[6]	3-month LIBOR	JPMorgan Chase Bank NA	2/28/21	USD	7,700	1,066,914
3.66%[6]	3-month LIBOR	Royal Bank of Scotland Plc	3/08/21	USD	8,600	1,260,103
3.29%[6]	3-month LIBOR	Citibank NA	5/10/21	USD	13,200	1,518,508
3.27%[5]	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	9,510	(1,077,335)
3.06%[6]	3-month LIBOR	Deutsche Bank AG	6/14/21	USD	19,000	1,813,188
2.57%[6]	3-month LIBOR	Deutsche Bank AG	8/08/21	USD	3,300	169,883
2.60%[6]	3-month LIBOR	Citibank NA	8/10/21	USD	5,100	276,092
2.35%[6]	3-month LIBOR	Deutsche Bank AG	8/12/21	USD	11,200	357,169
2.15%[6]	3-month LIBOR	Deutsche Bank AG	9/08/21	USD	5,400	71,282
2.21%[6]	3-month LIBOR	Credit Suisse Securities (USA) LLC	9/13/21	USD	14,500	261,296
3.32%[6]	3-month LIBOR	Citibank NA	10/20/21	USD	8,400	156,553
3.34%[6]	3-month LIBOR	Deutsche Bank AG	10/20/21	USD	12,800	250,495
2.40%[6]	3-month LIBOR	Bank of America NA	10/21/21	USD	12,000	418,726
2.26%[5]	3-month LIBOR	Citibank NA	12/05/21	USD	9,300	(194,669)
2.24%[5]	3-month LIBOR	Credit Suisse Securities (USA) LLC	12/05/21	USD	35,300	(699,461)
2.20%[5]	3-month LIBOR	Deutsche Bank AG	12/12/21	USD	9,600	(152,153)
2.20%[6]	3-month LIBOR	JPMorgan Chase Bank NA	12/12/21	USD	9,600	(5,229)
2.03%[6]	3-month LIBOR	Deutsche Bank AG	12/21/21	USD	16,300	778
2.19%[5]	3-month LIBOR	Deutsche Bank AG	12/29/21	USD	18,900	(263,119)
2.08%[6]	3-month LIBOR	Deutsche Bank AG	1/03/22	USD	1,700	6,641
2.09%[6]	3-month LIBOR	Deutsche Bank AG	1/03/22	USD	1,000	4,460
2.09%[6]	3-month LIBOR	Deutsche Bank AG	1/03/22	USD	1,000	4,737
3.00%[5]	3-month LIBOR	UBS AG	1/03/22	USD	27,300	(2,155,217)
2.81%[6]	3-month LIBOR	Bank of America NA	9/23/23	USD	2,900	83,066
2.58%[5]	6-month LIBOR	Deutsche Bank AG	11/11/41	EUR	3,450	(22,063)
2.68%[5]	6-month LIBOR	Deutsche Bank AG	11/18/41	EUR	7,630	(257,862)
Total						$2,415,854

[5]	Master Portfolio pays a fixed interest rate and receives floating rate.

[6]	Master Portfolio pays a floating interest rate and receives fixed rate.

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2011	23

Schedule of Investments (continued)	Master Total Return Portfolio

•	Total return swaps outstanding as of December 31, 2011 were as follows:

Reference Entity	Fund Pays/Receives the Total Return of the Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Change in Return of the Consumer Price Index for All Urban Consumers	Pays	2.62%[7]	Bank of America NA	6/27/21	$23,250	$779,266
Change in Return of the Consumer Price Index for All Urban Consumers	Pays	2.63%[7]	BNP Paribas	6/27/21	$23,250	815,605
Change in Return of the Consumer Price Index for All Urban Consumers	Receives	2.45%[7]	Deutsche Bank AG	9/07/21	$23,250	(414,707)
Change in Return of the Consumer Price Index for All Urban Consumers	Receives	2.35%[7]	Deutsche Bank AG	9/08/21	$23,250	(166,893)
Change in Return of the Consumer Price Index for All Urban Consumers	Pays	2.18%[7]	Bank of America NA	10/06/21	$19,240	(186,528)
Change in Return on Markit IOS Index referencing the interest component of 6.00% coupon, 30-year, fixed-rate Fannie Mae residential mortgage- backed securities	Pays	LIBOR	Royal Bank of Scotland Plc	1/12/39	$6,296	118,752
Change in Return on Markit IOS Index referencing the interest component of 5.00% coupon, 30-year, fixed-rate Fannie Mae residential mortgage- backed securities	Pays	LIBOR	JPMorgan Chase Bank NA	1/12/39	$5,384	(23,185)
Change in Return on Markit IOS Index referencing the interest component of 5.00% coupon, 30-year, fixed-rate Fannie Mae residential mortgage- backed securities	Pays	LIBOR	JPMorgan Chase Bank NA	1/12/39	$2,201	3,237
Change in Return on Markit IOS Index referencing the interest component of 5.50% coupon, 30-year, fixed-rate Fannie Mae residential mortgage- backed securities	Pays	LIBOR	JPMorgan Chase Bank NA	1/12/39	$6,868	98,877
Change in Return on Markit IOS Index referencing the interest component of 5.00% coupon, 30-year, fixed-rate Fannie Mae residential mortgage- backed securities	Receives	LIBOR	Bank of America NA	1/12/39	$7,585	(105,870)
Total						$918,554

[7]	Net payment made at termination.

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2011	24

Schedule of Investments (continued)	Master Total Return Portfolio

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for the purpose of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of December 31, 2011 in determining the fair valuation of the Master Portfolio’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$145,049,413	$44,726,664	$189,776,077
Corporate Bonds	—	1,462,014,114	—	1,462,014,114
Floating Rate Loan Interests	—	71,456,169	26,587,930	98,044,099
Foreign Agency Obligations	—	104,641,103	—	104,641,103
Investment Companies	$12,566,375	—	—	12,566,375
Non-Agency Mortgage-Backed Securities	—	445,824,945	11,209,752	457,034,697
Preferred Securities	4,205,806	35,923,029	—	40,128,835
Taxable Municipal Bonds	—	10,819,037	—	10,819,037
US Government Sponsored Agency Securities	—	3,195,842,161	—	3,195,842,161
US Treasury Obligations	—	955,728,845	—	955,728,845
Short-Term Securities
Money Market Fund	21,526,102	—	—	21,526,102
Borrowed Bond Agreements		174,727,904	—	174,727,904
Liabilities:
Investments:
Borrowed Bonds	—	(138,311,901)	(1,608,707)	(139,920,608)
TBA Sale Commitments	—	(1,878,920,251)	—	(1,878,920,251)
Total	$38,298,283	$4,584,794,568	$80,915,639	$4,704,008,490

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2011	25

Schedule of Investments (concluded)	Master Total Return Portfolio

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$15,115,809	—	$15,115,809
Equity contracts	—	—	$645,343	645,343
Foreign currency transactions	$49,958	24,498,270	—	24,548,228
Interest rate contracts	4,085,002	15,240,648	—	19,325,650
Other contracts		1,815,738	—	1,815,738
Liabilities:
Credit contracts	—	(6,734,346)	(497,024)	(7,231,370)
Foreign currency transactions	—	(12,521,853)	—	(12,521,853)
Interest rate contracts	(7,019,928)	(34,751,039)	—	(41,770,967)
Other contracts	—	(897,183)	—	(897,183)
Total	$(2,884,968)	$1,766,044	$148,319	$(970,605)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

•	The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Borrowed Bonds	Total
Assets/Liabilities:
Balance, as of September 30, 2011	$43,570,827	$27,890,171	$11,648,206	—	$83,109,204
Accrued discounts/premiums	(89)	—	(246)	$487	152
Realized gain (loss)	1,298	16,196	22,661	27	40,182
Net change in unrealized appreciation/depreciation[2]	(330,981)	(187,162)	(108,293)	141,147	(485,288)
Purchases	2,459,804	668,250	4,106,375	1,482	7,235,910
Sales	(974,195)	(1,799,525)	(566,531)	(1,751,850)	(5,092,101)
Transfers in3	—	—	—	—	—
Transfers out[3]	—	—	(3,892,420)	—	(3,892,420)
Balance, as of December 31, 2011	$44,726,664	$26,587,930	$11,209,752	$(1,608,707)	$80,915,639

[2]	The change in unrealized appreciation/depreciation on investments still held at December 31, 2011 was $(485,288).

[3]	The Master Portfolio’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

•	The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

	Credit Contracts	Equity Contracts Assets	Total
Assets/Liabilities:
Balance, as of September 30, 2011	$(440,436)	—	$(440,436)
Accrued discounts/premiums	20,540	—	20,540
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation/depreciation[3]	(61,142)	$(149,842)	(210,984)
Purchases	—	—	—
Issuances[4]	—	795,185	795,185
Sales	—	—	—
Settlements[5]	(15,986)	—	(15,986)
Transfers in3	—	—	—
Transfers out[3]	—	—	—
Balance, as of December 31, 2011	$(497,024)	$645,343	$148,319

[4]	Issuances represent upfront cash received on certain derivative financial instruments.

[5]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Master Portfolio had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2011	26

Item 2 –	Controls and Procedures

2(a) –

The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC

Date: February 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC

Date: February 24, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC

Date: February 24, 2012